                                                       Registration No. 33-44792
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO. 8


     FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-A
                              (EXACT NAME OF TRUST)


                          ----------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 1999 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies.


Approximate date of proposed offering: Continuously on and after May 1, 1999.


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

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                                                                        REDLINED

                                    1 of 105

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item                                                                     CAPTION IN PROSPECTUS
 1..............................................................................Nationwide Life and Annuity
                                                                                Insurance Company
                                                                                The Variable Account
 2..............................................................................Nationwide Life and Annuity
                                                                                Insurance Company
 3..............................................................................Custodian of Assets
 4..............................................................................Distribution of The Policies
 5..............................................................................The Variable Account
 6..............................................................................Not Applicable
 7..............................................................................Not Applicable
 8..............................................................................Not Applicable
 9..............................................................................Legal Proceedings
10..............................................................................Information About The
                                                                                Policies; How The Cash Value
                                                                                Varies; Right to Exchange for
                                                                                a Fixed Benefit Policy;
                                                                                Reinstatement; Other Policy
                                                                                Provisions
11..............................................................................Investments of The Variable
                                                                                Account
12..............................................................................The Variable Account
13..............................................................................Policy Charges
                                                                                Reinstatement
14..............................................................................Underwriting and Issuance -
                                                                                Premium Payments
                                                                                Minimum Requirements for
                                                                                Issuance of a Policy
15..............................................................................Investments of the Variable
                                                                                Account; Premium Payments
16..............................................................................Underwriting and Issuance -
                                                                                Allocation of Cash Value
17..............................................................................Surrendering The Policy for
                                                                                Cash
18..............................................................................Reinvestment
19..............................................................................Not Applicable
20..............................................................................Not Applicable
21..............................................................................Policy Loans
22..............................................................................Not Applicable
23..............................................................................Not Applicable
24..............................................................................Not Applicable
25..............................................................................Nationwide Life and Annuity
                                                                                Insurance Company
26..............................................................................Not Applicable


                                    2 of 105

N-8B-2 ITEM                                                                     CAPTION IN PROSPECTUS
27..............................................................................Nationwide Life and Annuity
                                                                                Insurance Company
28..............................................................................Company Management
29..............................................................................Company Management
30..............................................................................Not Applicable
31..............................................................................Not Applicable
32..............................................................................Not Applicable
33..............................................................................Not Applicable
34..............................................................................Not Applicable
35..............................................................................Nationwide Life and Annuity
                                                                                Insurance Company
36..............................................................................Not Applicable
37..............................................................................Not Applicable
38..............................................................................Distribution of The Policies
39..............................................................................Distribution of The Policies
40..............................................................................Not Applicable
41(a)...........................................................................Distribution of The Policies
42..............................................................................Not Applicable
43..............................................................................Not Applicable
44..............................................................................How The Cash Value Varies
45..............................................................................Not Applicable
46..............................................................................How The Cash Value Varies
47..............................................................................Not Applicable
48..............................................................................Custodian of Assets
49..............................................................................Not Applicable
50..............................................................................Not Applicable
51..............................................................................Summary of The Policies;
                                                                                Information About The
                                                                                Policies
52..............................................................................Substitution of Securities
53..............................................................................Taxation of The Company
54..............................................................................Not Applicable
55..............................................................................Not Applicable
56..............................................................................Not Applicable
57..............................................................................Not Applicable
58..............................................................................Not Applicable
59..............................................................................Financial Statements


                                    3 of 105

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
      (In Texas, the polices are Flexible Premium Life Insurance Policies)

             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VL Separate Account-A


                   The date of this prospectus is May 1, 1999


--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
o    American Century VP Advantage

o    American Century VP Balanced


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Growth Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
o    Capital Appreciation Fund
o    Government Bond Fund
o    Money Market Fund
o    Total Return Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Balanced Portfolio

To obtain copies of any underlying mutual fund prospectus, please call:

                                  1-800-533-5622
                              TDD 1-800-238-3035

or write:
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  P.O. BOX 182150
                  COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   WWW.SEC.GOV

THIS POLICY IS NOT:

     o A BANK DEPOSIT;

     o ENDORSED BY A BANK OR GOVERNMENT AGENCY;

     o FEDERALLY INSURED; OR

     o AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are modified single premium variable life insurance policies. They provide life insurance coverage on the insured named in the policy. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-A or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit will never be less than the specified amount stated on the policy data page for as long as the policy is in force.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

It may be disadvantageous for policy owners to:

     o replace existing insurance policies with the policy described in this prospectus;

     o purchase a policy to obtain additional insurance protection if another variable life insurance policy is owned; or

     o take policy loans or withdrawals from the policy prior to attaining age 59-1/2(see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE SINGLE PREMIUM- The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE - Nationwide Life and Annuity Insurance Company.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.


VALUATION PERIOD- Each day the New York Stock Exchange is open.


VARIABLE ACCOUNT- Nationwide VL Separate Account-A, a separate account of Nationwide Life and Annuity Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS................................................ 5

SUMMARY OF POLICY EXPENSES............................................... 6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES................................... 7

SYNOPSIS OF THE POLICIES................................................. 8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY............................ 8

NATIONWIDE ADVISORY SERVICES, INC........................................ 8

INVESTING IN THE POLICY.................................................. 8
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES...........................................10
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES...........................................................11
     Deductions from Premiums
     Monthly Cost of Insurance
     Annual Administrative Charge
     Surrender Charges
     Mortality and Expense Risk Charge
     Administrative Expense Charge
     Premium Expense Charge
     Income Tax

SURRENDERING THE POLICY FOR CASH.........................................13
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE..................................................14

POLICY PROVISIONS........................................................15
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..................................................15
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..........................................................17

POLICY LOANS.............................................................18
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT...............................................................19

POLICY OWNER SERVICES....................................................19
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION................................................19
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age or Sex
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS..........................................................22

GRACE PERIOD ............................................................22
     Reinstatement

TAX MATTERS..............................................................23
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.....................................................26

YEAR 2000 COMPLIANCE ISSUES..............................................26

STATE REGULATION.........................................................27

REPORTS TO POLICY OWNERS.................................................27

ADVERTISING..............................................................28

LEGAL PROCEEDINGS........................................................28

EXPERTS..................................................................28

REGISTRATION STATEMENT...................................................28

LEGAL OPINIONS...........................................................28

DISTRIBUTION OF THE POLICIES...............................................................28

ADDITIONAL INFORMATION ABOUT NATIONWIDE....................................................31

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.........................................38

APPENDIX B: ILLUSTRATIONS OF WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED................40

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH
            BENEFITS.......................................................................41

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

No deductions are made from premium payments - 100% of each premium payment is applied to cash value.

Nationwide deducts the following charges from the cash value of the policy:

     o    monthly cost of insurance;
     o    annual administrative charge(1); and
     o    surrender charges(2).


(1) The annual administrative charge is deducted at the beginning of each policy year after the first year (see "Annual Administrative Charge"). The current annual charge is:


     o    $90 for total premiums of less than $25,000; and
     o    $50 for total premiums of $25,000+.

(2) Surrender charges will not exceed 8.5% of the premium payment and will be applied for nine years after the effective date of the premium payment (see "Surrender Charges").



Nationwide deducts the following charges from the sub-accounts of the variable account:

     o    mortality and expense risk charge(3);
     o    administrative expense charge(4); and
     o    premium tax charge(5).

Annually, these charges are equal to:

                     POLICY
                      YEARS      POLICY
                      1-10      YEARS 11+

      CURRENT         1.30%       1.00%

GUARANTEED MAXIMUM    1.60%       1.30%

(3) The mortality and expense risk charge is equal to an annual effective rate of 0.75%. It is guaranteed not to exceed 0.90% (see "Mortality and Expense Risk Charge").

(4) The administrative expense charge is equal to an annual effective rate of 0.25%. It is guaranteed not to exceed 0.40% (see "Administrative Expense Charge").


(5) The premium expense charge is deducted during the first ten policy years and is equivalent to an annual effective rate of 0.30% for the first ten policy years and 0% thereafter (see "Premium Expense Charge").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)


                                                             MANAGEMENT       OTHER       12b-1      TOTAL MUTUAL
                                                                FEES         EXPENSES      FEES      FUND EXPENSES
American Century Variable Portfolios, Inc. - American           1.00%          0.00%       0.00%          1.00%
Century VP Advantage

American Century Variable Portfolios, Inc. - American           0.97%          0.00%       0.00%          0.97%
Century VP Balanced

Fidelity VIP Growth Portfolio                                   0.59%          0.07%       0.00%          0.66%

NSAT Capital Appreciation Fund                                  0.60%          0.07%       0.00%          0.67%

NSAT Government Bond Fund                                       0.50%          0.07%       0.00%          0.57%

NSAT Money Market Fund                                          0.40%          0.06%       0.00%          0.46%

NSAT Total Return Fund                                          0.59%          0.06%       0.00%          0.65%

Neuberger Berman AMT - Balanced Portfolio                       0.85%          0.18%        0.00%         1.03%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                      Management       Other        12b-1       Total Underlying
                                                         Fees        Expenses       Fees      Mutual Fund Expenses
Fidelity VIP Growth Portfolio                            0.59%         0.09%        0.00%            0.68%

SYNOPSIS OF THE POLICIES

The policies offered by this prospectus provide for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80.

Additional premium payments of $1,000 are permitted any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


Nationwide is a stock life insurance company organized under the laws of the State of Ohio in February 1981. It is a member of the Nationwide group with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.


CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.


The policies are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-A is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     1. shares of a current underlying mutual fund option are no longer available for investment; or

     2. further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premiums will be allocated to the fixed account by election of the policy owner.


Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.


The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate if interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage on the insured. Minimum requirements for policy issuance include:

     o    the insured must be age 80 or younger;

     o Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     o minimum initial premium of $10,000 for issue ages 75 and younger, and $50,000 for issue ages 76 through 80.

PREMIUM PAYMENTS

The initial premium is payable in full at Nationwide's home office.

The specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     o    An additional premium payment is required to keep the policy in force.

     o Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

     o Additional premium payments must be at least $1,000 (except in Virginia).

     o Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will not be accepted.

     o Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING


Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:


o    New Year's Day                o    Independence Day
o    Martin Luther King, Jr. Day   o    Labor Day
o    Presidents' Day               o    Thanksgiving
o    Good Friday                   o    Christmas
o    Memorial Day


Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.


POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

No deduction is made from premium payments - 100% of each premium payment is applied to the cash value.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

Guaranteed cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate and the policy's net amount at risk. Guaranteed cost of insurance rates for standard simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for standard preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO.

These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For policies issued in Texas, guaranteed cost of insurance rates for standard simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical policies that are issued on a preferred basis.

ANNUAL ADMINISTRATIVE CHARGE

Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. It is charged proportionately to the cash values in each sub-account and the fixed account. The annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders):


                                       GUARANTEED
                      CURRENT           MAXIMUM
   TOTAL NET       ADMINISTRATIVE    ADMINISTRATIVE
    PREMIUMS           CHARGE            CHARGE

$10,000 but             $90               $135
less than
$25,000

$25,000+                $50               $75


SURRENDER CHARGES


Nationwide incurs certain expenses related to the sale of the policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. Nationwide deducts a surrender charge to cover these expenses. The charge is deducted proportionally from the cash value in each sub-account and the fixed account. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the mortality and expense risk charge.


The initial premium payment and any subsequent premium payment resulting in an increased net amount at risk will incur surrender charges upon surrender. The charge is less than or equal to 8.5% of that premium payment, as set forth in the following chart:


  COMPLETED YEAR(S)      CHARGES ON SURRENDER AS A
  SINCE THE PAYMENT      PERCENTAGE OF THE PAYMENT

          0                         8.5%

          1                         8.5%

          2                         8.0%

          3                         8.0%

          4                         7.5%

          5                         7.0%

          6                         6.0%

          7                         5.0%

          8                         4.0%

          9                         0.0%


Surrender charges apply for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences.

The surrender charge deducted upon surrender will never exceed 8.5% of the total premiums paid.

Surrender charges may be eliminated for policies that are issued to an officer, director, former director, partner, employee, or retired employee of Nationwide; or an employee of NAS, the general distributor, or an employee of an affiliate of Nationwide or NAS; or a duly appointed representative of Nationwide who receives no commission as a result of the purchase.

Surrender charges are eliminated only when Nationwide does not incur sales or administrative expenses normally incurred on the sale of a policy. In no event will reduction of the surrender charge be permitted if a reduction would be unfairly discriminatory to any person.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense risk charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the first ten years following each premium payment.


Nationwide deducts the morality and expense risk charge proportionally from the cash value in each sub-account of the variable account on a daily basis. This charge is equivalent to an annual effective rate of 0.75% of the average net assets of the variable account. This charge is guaranteed not to exceed 0.90%. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.


ADMINISTRATIVE EXPENSE CHARGE


Nationwide deducts a daily administrative expense charge proportionally from the assets of the sub-accounts. This charge reimburses Nationwide for certain actual expenses related to issuance and maintenance of the policies including underwriting, record keeping, accounting and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently this charge is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.


PREMIUM EXPENSE CHARGE


Nationwide deducts a premium expense charge equal to 2.50% from all premium payments. This charge reimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions.

Nationwide expects to pay an average state premium tax rate of approximately 2.50% of premiums for all states. State tax rates can range from 0% to 4%. During the first ten policy years, Nationwide deducts a daily charge equivalent to an annual effective rate of 0.30% of the average net assets of the variable account, and 0% thereafter. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.


Nationwide does not expect to make a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for five years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1) the maximum partial surrender in any policy year is limited to 10% of total premium payments;

     2) after a partial surrender, the cash surrender value is greater than $10,000; and

     3) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under death benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount. Partial surrenders are first deducted from the values in the sub-accounts, then from the fixed account only if there are insufficient amounts in the sub-accounts.

Surrender charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date, plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

After the first policy year, the policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Changes in the Specified Amount

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2. Nationwide reserves the right to require satisfactory evidence of insurability;

     3.   the increase must be for a minimum of $10,000;

     4. the rate class, rate class multiple, and rate type for the increase must be identical to those on the policy date; and

     5. Nationwide reserves the right to limit the number of increases to one per policy year.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application.

The specified amount cannot be decreased if the decrease would result in the policy failing to meet the definition of life insurance under Section 7702 of the Internal Revenue Code.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period a policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

     (a)  is:

          (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

     (b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

     (c) is a factor representing the daily mortality and expense risk charge, administration expense charge and premium tax charge. This factor is equal to an annual rate of 1.30% of the daily net assets of the variable account for the first ten policy years and 1.00% thereafter.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge, administrative expense charge and premium expense charge.

DETERMINING THE CASH VALUE


The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account. Nationwide will determine the value of the assets in the variable account at the end of each valuation period. The cash value will be determined at least monthly.


The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer of allocations without penalty or adjustment subject to the following conditions:

     o Nationwide reserves the right to restrict transfers between the fixed account and the variable account to one per policy year.

     o Nationwide reserves the right to restrict transfers from the fixed account each policy year.

     o Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

     o Transfers from the fixed account must be made within 30 days after the end of an interest rate guarantee period.

Policy owners who have entered into a Dollar Cost Averaging agreement may transfer from the fixed account to the variable account under the terms of that agreement.

Transfer Requests


Nationwide will accept transfer requests in writing or in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.


Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     o submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     o submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy be returning it by the latest of:

     o    10 days after receiving the policy;

     o    45 days after signing the application; or

     o    10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.


POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of the cash surrender value, less interest due on the next policy anniversary. After the first year, maximum policy indebtedness is limited to 90% of the cash surrender value, less interest due on the next policy anniversary.

Maximum policy indebtedness in Texas is limited to 90% of the cash surrender value in the sub-accounts and 100% of the cash surrender value in the fixed account less interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $1,000 ($200 in Connecticut). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST


Currently, policy loans are credited with an annual effective rate of 5.0%. Nationwide guarantees the rate will never be lower than 4.0%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion.


Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

The loan interest rate is 6% per year for all policy loans. Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT


All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in Connecticut). Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.


ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: NSAT Government Bond Fund; and the NSAT Money Market Fund.


The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Additional premium payments, if accepted, may increase the specified amount. Guideline Single Premiums vary by attained age, sex, smoking classification, underwriting classification and total premium payments. The following tables illustrate representative initial specified amounts, under death benefit Option 1, for non-tobacco.

              $25,000 SINGLE PREMIUM

   Issue Age           Male            Female

      35             $179,733         $208,354

      40              143,373          166,704

      45              114,856          134,300

      50               92,583          108,739

      55               75,306           88,601

      60               62,112           72,636

      65               52,094           59,930


              $50,000 SINGLE PREMIUM

  Issue Age            Male            Female

      35             $364,774         $423,008

      40              290,792          338,264

      45              232,769          272,332

      50              187,452          220,323

      55              152,298          179,349

      60              125,453          146,866

      65              105,070          121,014


Generally, for a given premium payment, the initial specified amount is greater for non-tobacco than standard and females than males. The specified amount is shown in the policy.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options.

OPTION 1: the death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations located in Appendix C.



OPTION 2: the death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

Policy owners who are satisfied with the amount of their current insurance coverage and prefer to have favorable investment performance and any future premium payments reflected in increased policy cash values should choose death benefit Option 1. Policy owners who prefer to have favorable investment performance and any future premium payments increase death benefits should choose death benefit Option 2.

The monthly cost of insurance for Option 1 will always be less than or equal to the monthly cost of insurance for the same amount of specified amount under Option 2 (see "Deductions from Cash Value - Monthly Cost of Insurance").

The term "applicable percentage" means:

     1. 250% when the insured is attained age 40 or less at the beginning of a policy year; and

     2. when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value" table.

                       APPLICABLE PERCENTAGE OF CASH VALUE

     Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age           of Cash Value         Age          of Cash Value         Age          of Cash Value
      0-40               250%               60              130%               80              105%

        41               243%               61              128%               81              105%

        42               236%               62              126%               82              105%

        43               229%               63              124%               83              105%

        44               222%               64              122%               84              105%

        45               215%               65              120%               85              105%

        46               209%               66              119%               86              105%

        47               203%               67              118%               87              105%

        48               197%               68              117%               88              105%

        49               191%               69              116%               89              105%

        50               185%               70              115%               90              105%

        51               178%               71              113%               91              104%

        52               171%               72              111%               92              103%

        53               164%               73              109%               93              102%

        54               157%               74              107%               94              101%

        55               150%               75              105%               95              100%

        56               146%               76              105%

        57               142%               77              105%

        58               138%               78              105%

        59               134%               79              105%


CHANGES IN THE DEATH BENEFIT OPTION

The policy owner may elect to change the death benefit option under the policy. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on representations in any written application after the policy has been in force during the insured's lifetime for 2 years from the policy date.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected benefits will be adjusted to reflect the correct age and sex.

SUICIDE

If the insured dies by suicide within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any unpaid loan. If the insured dies by suicide within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a modified single premium adjustable life insurance policy offered by Nationwide on the policy date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge. The surrender charge will be based on the length of time from the date of premium payments to the effective date of the reinstatement.

Unless the policy owner provides otherwise, all amounts will be allocated based on the underlying mutual fund allocation factors in effect at the start of the grace period.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

Even though exchanges under Section 1035 of the Internal Revenue Code qualify as material changes, certain exchange of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.


Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.


Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.


Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.


The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to may existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.


Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces.

Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 for Nationwide Life Insurance Company ("NLIC"), parent company of Nationwide, included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. NLIC anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.


Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;


     o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and


     o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NAS, is not engaged in any litigation of any material nature.


EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NAS. NAS was organized as an Ohio corporation on April 8, 1965. NAS is a wholly owned subsidiary of Nationwide and a member of the NASD.


NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

     o    Nationwide Multi-Flex Variable Account
     o    Nationwide DCVA-II
     o    Nationwide VLI Separate Account-2
     o    Nationwide VLI Separate Account-3
     o    Nationwide VLI Separate Account-4

     o    Nationwide VLI Separate Account-5

     o    Nationwide Variable Account
     o    Nationwide Variable Account-II
     o    Nationwide Variable Account-5
     o    Nationwide Variable Account-6
     o    Nationwide Variable Account-8
     o    Nationwide Variable Account-9

     o    Nationwide Variable Account-10

     o    Nationwide VA Separate Account-A
     o    Nationwide VA Separate Account-B
     o    Nationwide VA Separate Account-C
     o    Nationwide VL Separate Account-A
     o    Nationwide VL Separate Account-B
     o    Nationwide VL Separate Account-C
     o    Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:


     o    Nationwide Mutual Funds;

     o    Nationwide Separate Account Trust;
     o    Financial Horizons Investment Trust; and
     o    Nationwide Asset Allocation Trust.

Gross commissions paid by Nationwide on the sale of these policies plus fees for marketing service provided by the general distributor are not more than 7.50% of the premiums paid.


No underwriting commissions have been paid by Nationwide to NAS.

            NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Joseph J. Gasper                                                    President and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Dimon R. McFerson                            Chairman of the Board of Directors and Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH  43215

 Robert A. Oakley                               Executive Vice President - Chief Financial Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215

 Paul J. Hondros                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215

 Robert J. Woodward, Jr.                        Executive Vice President - Chief Investment Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Edwin P. McCausland, Jr.                                Senior Vice President-Fixed Income Securities
 One Nationwide Plaza
 Columbus, OH  43215

 Charles S. Bath                                                  Vice President - Investments
 One Nationwide Plaza
 Columbus, OH  43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH  43215

 Dennis W. Click                                                  Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH  43215

 William G. Goslee                                                       Vice President
 One Nationwide Plaza
 Columbus, OH  43215

 James F. Laird, Jr.                                           Vice President and General Manager
 One Nationwide Plaza
 Columbus, OH  43215

 Joseph P. Rath                                                   Vice President - Compliance
 One Nationwide Plaza
 Columbus, OH  43215

 Christopher A. Cray                                                       Treasurer
 One Nationwide Plaza
 Columbus, OH  43215

 Elizabeth A. Davin                                                   Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 David E. Simaitis                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215

 Patricia J. Smith                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215


ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.


Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:


     o    Nationwide VL Separate Account-A,
     o    Nationwide VL Separate Account-B,
     o    Nationwide VL Separate Account-C,

     o    Nationwide VL Separate Account-D,

     o    Nationwide VA Separate Account-A,
     o    Nationwide VA Separate Account-B, and
     o    Nationwide VA Separate Account-C.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of

Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.


DIRECTORS OF NATIONWIDE


DIRECTORS OF THE DEPOSITOR NAME AND
     PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES
                                            WITH DEPOSITOR        PRINCIPAL OCCUPATION
Lewis J. Alphin                                Director           Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365

A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, Ohio 45135

Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411

Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 44691

Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691

Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)

Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director

David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025

Yvonne L. Montgomery                           Director           Senior Vice President-General Manager Southern
Suite 1600                                                        Customer Operations for U.S. Customer Operations,
2859 Paces Ferry Road                                             Xerox Corporation (2)
Atlanta, GA 30339

Ralph M. Paige                                 Director           Executive Director Federation of Southern
2769 Church Street                                                Cooperatives/Land Assistance Fund
East Point, GA 30344

DIRECTORS OF THE DEPOSITOR NAME AND
     PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES
                                            WITH DEPOSITOR        PRINCIPAL OCCUPATION
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618

Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986

Nancy C. Thomas                                Director           Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601


     (1)  Principal occupation for last 5 years.
     (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.


Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.


EXECUTIVE OFFICERS OF NATIONWIDE


OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215

OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
Phillip C. Gath                                   Senior Vice President and Chief Actuary
One Nationwide Plaza
Columbus, OH 43215

Richard D. Headley                                Senior Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                    Senior Vice President - Human Resources
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215

Douglas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215

Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                                  Vice President - Enterprise Controller
One Nationwide Plaza
Columbus, OH 43215

Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215

R. Dennis Noice                                   Vice President -  Systems
One Nationwide Plaza
Columbus, OH 43215

Joseph P. Rath                                    Vice President - Office of Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                  Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215


JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to

May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President - Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President - Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President - Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President - Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the

National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc., was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company which offers its shares only as investment vehicles for variable annuity contracts and variable life insurance products of insurance companies. American Century Variable Portfolios is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP ADVANTAGE
     Investment Objective: Current income and capital growth. The fund will seek to achieve its objective by investing in three types of securities. The fund's investment manager intends to invest approximately (i) 20% of the fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the fund will achieve its investment objective.


     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.


(Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming policy owners will receive cash from Nationwide.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management and Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP GROWTH PORTFOLIO
     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by NAS, Three Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND

     Investment Objective: Long-term capital appreciation.


     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.


     TOTAL RETURN FUND

     Investment Objective: To obtain a reasonable, long-term total return on invested capital.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger and Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

     BALANCED PORTFOLIO
     Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

APPENDIX B:  ILLUSTRATIONS OF WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED

EXAMPLE 1: A male non-tobacco, age 35, purchases a policy with an initial premium of $25,000 and selects death benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

EXAMPLE 2: A male non-tobacco, age 55, purchases a policy with an initial premium of $100,000 and selects death benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.75%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all mutual fund options available under the policy as of April 13, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.75%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.


Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of - 2.10%, 3.90% and 9.90%, respectively, in policy years one through ten, and -1.80%, 4.20% and 10.20% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.40%, 3.60% and 9.60%, respectively, in policy years one through ten, and -2.10%, 3.90% and 9.90% thereafter.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death benefit Option 1 has been assumed in all the illustrations.

In addition, the illustrations reflect the fact that Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                 CURRENT VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS              CASH                          CASH                         CASH
 POLICY       INTEREST   CASH       SURR     DEATH    CASH        SURR     DEATH     CASH      SURR      DEATH
  YEAR         AT 5%     VALUE      VALUE   BENEFIT   VALUE       VALUE   BENEFIT    VALUE     VALUE    BENEFIT
    1           10,500   9,657      8,807    43,190   10,242      9,392    43,190    10,826     9,976    43,190

    2           11,025   9,246      8,396    43,190   10,415      9,565    43,190    11,654    10,804    43,190

    3           11,576   8,830      8,030    43,190   10,585      9,785    43,190    12,555    11,755    43,190

    4           12,155   8,408      7,608    43,190   10,750      9,950    43,190    13,536    12,736    43,190

    5           12,763   7,978      7,228    43,190   10,908     10,158    43,190    14,605    13,855    43,190

    6           13,401   7,539      6,839    43,190   11,059     10,359    43,190    15,771    15,071    43,190

    7           14,071   7,088      6,488    43,190   11,199     10,599    43,190    17,043    16,443    43,190

    8           14,775   6,622      6,122    43,190   11,325     10,825    43,190    18,430    17,930    43,190

    9           15,513   6,136      5,736    43,190   11,435     11,035    43,190    19,946    19,546    43,190

   10           16,289   5,629      5,629    43,190   11,525     11,525    43,190    21,603    21,603    43,190

   15           20,789   2,780      2,780    43,190   11,822     11,822    43,190    33,219    33,219    44,513

   20           26,533     (*)        (*)       (*)   11,292     11,292    43,190    52,000    52,000    63,440

   25           33,864     (*)        (*)       (*)    8,829      8,829    43,190    81,482    81,482    94,520

   30           43,219     (*)        (*)       (*)    1,295      1,295    43,190   127,847   127,847   136,797

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $65 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                GUARANTEED VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS              CASH                          CASH                         CASH
 POLICY       INTEREST   CASH       SURR     DEATH    CASH        SURR     DEATH     CASH      SURR      DEATH
  YEAR         AT 5%     VALUE      VALUE   BENEFIT   VALUE       VALUE   BENEFIT    VALUE     VALUE    BENEFIT
    1           10,500   9,616      8,766    43,190   10,199      9,349    43,190    10,781     9,931    43,190

    2           11,025   9,110      8,260    43,190   10,268      9,418    43,190    11,495    10,645    43,190

    3           11,576   8,600      7,800    43,190   10,327      9,527    43,190    12,267    11,467    43,190

    4           12,155   8,084      7,284    43,190   10,374      9,574    43,190    13,101    12,301    43,190

    5           12,763   7,561      6,811    43,190   10,407      9,657    43,190    14,004    13,254    43,190

    6           13,401   7,029      6,329    43,190   10,424      9,724    43,190    14,981    14,281    43,190

    7           14,071   6,483      5,883    43,190   10,420      9,820    43,190    16,039    15,439    43,190

    8           14,775   5,920      5,420    43,190   10,393      9,893    43,190    17,185    16,685    43,190

    9           15,513   5,336      4,936    43,190   10,337      9,937    43,190    18,426    18,026    43,190

   10           16,289   4,726      4,726    43,190   10,248     10,248    43,190    19,772    19,772    43,190

   15           20,789   1,168      1,168    43,190    9,283      9,283    43,190    29,002    29,002    43,190

   20           26,533     (*)        (*)       (*)    6,352      6,352    43,190    43,855    43,855    53,504

   25           33,864     (*)        (*)       (*)      (*)        (*)       (*)    66,636    66,636    77,298

   30           43,219     (*)        (*)       (*)      (*)        (*)       (*)   101,661   101,661   108,777

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $120 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                 CURRENT VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS              CASH                          CASH                          CASH
 POLICY       INTEREST   CASH       SURR     DEATH    CASH        SURR     DEATH      CASH      SURR     DEATH
  YEAR         AT 5%     VALUE      VALUE   BENEFIT   VALUE       VALUE   BENEFIT     VALUE     VALUE   BENEFIT
    1           10,500   9,672      8,822    41,661   10,256      9,406    41,661     10,841     9,991   41,661

    2           11,025   9,252      8,402    41,661   10,421      9,571    41,661     11,660    10,810   41,661

    3           11,576   8,829      8,029    41,661   10,583      9,783    41,661     12,552    11,752   41,661

    4           12,155   8,402      7,602    41,661   10,741      9,941    41,661     13,524    12,724   41,661

    5           12,763   7,970      7,220    41,661   10,895     10,145    41,661     14,586    13,836   41,661

    6           13,401   7,532      6,832    41,661   11,043     10,343    41,661     15,745    15,045   41,661

    7           14,071   7,084      6,484    41,661   11,184     10,584    41,661     17,012    16,412   41,661

    8           14,775   6,625      6,125    41,661   11,314     10,814    41,661     18,396    17,896   41,661

    9           15,513   6,152      5,752    41,661   11,431     11,031    41,661     19,909    19,509   41,661

   10           16,289   5,661      5,661    41,661   11,532     11,532    41,661     21,566    21,566   41,661

   15           20,789   2,958      2,958    41,661   11,954     11,954    41,661     33,184    33,184   44,467

   20           26,533     (*)        (*)       (*)   11,690     11,690    41,661     51,870    51,870   63,282

   25           33,864     (*)        (*)       (*)    9,799      9,799    41,661     81,250    81,250   94,250

   30           43,219     (*)        (*)       (*)    3,694      3,694    41,661    127,528   127,528  136,455

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $90 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                GUARANTEED VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS              CASH                          CASH                          CASH
 POLICY       INTEREST   CASH       SURR     DEATH    CASH        SURR     DEATH     CASH       SURR      DEATH
  YEAR         AT 5%     VALUE      VALUE   BENEFIT   VALUE       VALUE   BENEFIT    VALUE      VALUE   BENEFIT
    1           10,500   9,623      8,773    41,661   10,206      9,356    41,661    10,788     9,938    41,661

    2           11,025   9,109      8,259    41,661   10,267      9,417    41,661    11,494    10,644    41,661

    3           11,576   8,592      7,792    41,661   10,319      9,519    41,661    12,258    11,458    41,661

    4           12,155   8,071      7,271    41,661   10,359      9,559    41,661    13,084    12,284    41,661

    5           12,763   7,543      6,793    41,661   10,385      9,635    41,661    13,979    13,229    41,661

    6           13,401   7,006      6,306    41,661   10,396      9,696    41,661    14,948    14,248    41,661

    7           14,071   6,457      5,857    41,661   10,387      9,787    41,661    15,997    15,397    41,661

    8           14,775   5,892      5,392    41,661   10,355      9,855    41,661    17,135    16,635    41,661

    9           15,513   5,306      4,906    41,661   10,295      9,895    41,661    18,369    17,969    41,661

   10           16,289   4,697      4,697    41,661   10,204     10,204    41,661    19,708    19,708    41,661

   15           20,789   1,165      1,165    41,661    9,252      9,252    41,661    28,920    28,920    41,661

   20           26,533     (*)        (*)       (*)    6,412      6,412    41,661    43,694    43,694    53,307

   25           33,864     (*)        (*)       (*)      (*)        (*)       (*)    66,290    66,290    76,897

   30           43,219     (*)        (*)       (*)      (*)        (*)       (*)   101,032   101,032   108,104

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS             CASH                          CASH                         CASH
 POLICY       INTEREST  CASH       SURR     DEATH    CASH        SURR     DEATH     CASH      SURR      DEATH
  YEAR         AT 5%    VALUE      VALUE   BENEFIT   VALUE       VALUE   BENEFIT    VALUE     VALUE    BENEFIT
    1           26,250  24,174     22,049   114,856   25,636     23,511   114,856    27,097    24,972   114,856

    2           27,563  23,291     21,166   114,856   26,223     24,098   114,856    29,328    27,203   114,856

    3           28,941  22,397     20,397   114,856   26,810     24,810   114,856    31,759    29,759   114,856

    4           30,388  21,492     19,492   114,856   27,396     25,396   114,856    34,411    32,411   114,856

    5           31,907  20,572     18,697   114,856   27,978     26,103   114,856    37,306    35,431   114,856

    6           33,502  19,633     17,883   114,856   28,553     26,803   114,856    40,467    38,717   114,856

    7           35,178  18,669     17,169   114,856   29,116     27,616   114,856    43,920    42,420   114,856

    8           36,936  17,675     16,425   114,856   29,663     28,413   114,856    47,693    46,443   114,856

    9           38,783  16,643     15,643   114,856   30,186     29,186   114,856    51,817    50,817   114,856

   10           40,722  15,567     15,567   114,856   30,681     30,681   114,856    56,332    56,332   114,856

   15           51,973   9,584      9,584   114,856   33,146     33,146   114,856    87,888    87,888   117,770

   20           66,332   1,510      1,510   114,856   34,297     34,297   114,856   138,873   138,873   169,425

   25           84,659     (*)        (*)       (*)   32,091     32,091   114,856   219,214   219,214   254,289

   30          108,049     (*)        (*)       (*)   21,069     21,069   114,856   346,030   346,030   370,252

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                GUARANTEED VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS             CASH                          CASH                          CASH
 POLICY       INTEREST  CASH       SURR      DEATH    CASH       SURR      DEATH     CASH      SURR      DEATH
  YEAR         AT 5%    VALUE      VALUE    BENEFIT   VALUE      VALUE    BENEFIT    VALUE     VALUE    BENEFIT
    1           26,250  24,010     21,885   114,856   25,465     23,340   114,856    26,920    24,795   114,856

    2           27,563  22,932     20,807   114,856   25,837     23,712   114,856    28,914    26,789   114,856

    3           28,941  21,839     19,839   114,856   26,189     24,189   114,856    31,070    29,070   114,856

    4           30,388  20,726     18,726   114,856   26,515     24,515   114,856    33,402    31,402   114,856

    5           31,907  19,589     17,714   114,856   26,813     24,938   114,856    35,927    34,052   114,856

    6           33,502  18,421     16,671   114,856   27,075     25,325   114,856    38,663    36,913   114,856

    7           35,178  17,215     15,715   114,856   27,293     25,793   114,856    41,626    40,126   114,856

    8           36,936  15,959     14,709   114,856   27,457     26,207   114,856    44,836    43,586   114,856

    9           38,783  14,642     13,642   114,856   27,555     26,555   114,856    48,317    47,317   114,856

   10           40,722  13,254     13,254   114,856   27,577     27,577   114,856    52,095    52,095   114,856

   15           51,973   4,962      4,962   114,856   26,531     26,531   114,856    78,002    78,002   114,856

   20           66,332     (*)        (*)       (*)   20,838     20,838   114,856   119,657   119,657   145,981

   25           84,659     (*)        (*)       (*)    4,679      4,679   114,856   183,457   183,457   212,810

   30          108,049     (*)        (*)       (*)      (*)        (*)       (*)   281,552   281,552   301,260

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $75 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                 CURRENT VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS             CASH                          CASH                           CASH
 POLICY       INTEREST   CASH      SURR      DEATH     CASH      SURR       DEATH     CASH      SURR       DEATH
  YEAR         AT 5%     VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
    1          105,000  96,836     88,336   306,283   102,691    94,191    306,283   108,548    100,048    306,283

    2          110,250  93,571     85,071   306,283   105,349    96,849    306,283   117,822    109,322    306,283

    3          115,763  90,250     82,250   306,283   108,023   100,023    306,283   127,957    119,957    306,283

    4          121,551  86,860     78,860   306,283   110,707   102,707    306,283   139,044    131,044    306,283

    5          127,628  83,384     75,884   306,283   113,391   105,891    306,283   151,185    143,685    306,283

    6          134,010  79,805     72,805   306,283   116,067   109,067    306,283   164,497    157,497    306,283

    7          140,710  76,105     70,105   306,283   118,726   112,726    306,283   179,113    173,113    306,283

    8          147,746  72,256     67,256   306,283   121,349   116,349    306,283   195,180    190,180    306,283

    9          155,133  68,229     64,229   306,283   123,922   119,922    306,283   212,872    208,872    306,283

   10          162,889  63,997     63,997   306,283   126,430   126,430    306,283   232,394    232,394    306,283

   15          207,893  39,461     39,461   306,283   139,732   139,732    306,283   368,719    368,719    427,714

   20          265,330   2,589      2,589   306,283   149,098   149,098    306,283   586,184    586,184    627,217

   25          338,635     (*)        (*)       (*)   146,527   146,527    306,283   934,517    934,517    981,243

   30          432,194     (*)        (*)       (*)   108,303   108,303    306,283 1,478,079  1,478,079  1,551,983

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                GUARANTEED VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS             CASH                          CASH                           CASH
 POLICY       INTEREST  CASH       SURR      DEATH    CASH       SURR      DEATH     CASH       SURR        DEATH
  YEAR         AT 5%    VALUE      VALUE    BENEFIT   VALUE      VALUE    BENEFIT    VALUE      VALUE      BENEFIT
    1          105,000  95,948     87,448   306,283   101,775    93,275    306,283   107,604     99,104    306,283

    2          110,250  91,708     83,208   306,283   103,374    94,874    306,283   115,732    107,232    306,283

    3          115,763  87,336     79,336   306,283   104,857    96,857    306,283   124,525    116,525    306,283

    4          121,551  82,805     74,805   306,283   106,202    98,202    306,283   134,051    126,051    306,283

    5          127,628  78,081     70,581   306,283   107,381    99,881    306,283   144,385    136,885    306,283

    6          134,010  73,125     66,125   306,283   108,360   101,360    306,283   155,616    148,616    306,283

    7          140,710  67,894     61,894   306,283   109,104   103,104    306,283   167,850    161,850    306,283

    8          147,746  62,323     57,323   306,283   109,560   104,560    306,283   181,201    176,201    306,283

    9          155,133  56,345     52,345   306,283   109,670   105,670    306,283   195,814    191,814    306,283

   10          162,889  49,889     49,889   306,283   109,374   109,374    306,283   211,866    211,866    306,283

   15          207,893   7,926      7,926   306,283   101,127   101,127    306,283   325,428    325,428    377,496

   20          265,330     (*)        (*)       (*)    65,518    65,518    306,283   503,621    503,621    538,875

   25          338,635     (*)        (*)       (*)       (*)       (*)        (*)   783,619    783,619    822,800

   30          432,194     (*)        (*)       (*)       (*)       (*)        (*) 1,204,998  1,204,998  1,265,248

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $75 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                 CURRENT VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS              CASH                          CASH                            CASH
 POLICY       INTEREST   CASH       SURR     DEATH      CASH      SURR      DEATH      CASH       SURR        DEATH
  YEAR         AT 5%     VALUE      VALUE   BENEFIT     VALUE     VALUE    BENEFIT     VALUE      VALUE      BENEFIT
    1          105,000  96,508     88,008   211,021    102,374    93,874   211,021     108,241     99,741    211,021

    2          110,250  92,854     84,354   211,021    104,682    96,812   211,021     117,213    108,713    211,021

    3          115,763  89,070     81,070   211,021    106,972    98,972   211,021     127,070    119,070    211,021

    4          121,551  85,137     77,137   211,021    109,240   101,240   211,021     137,933    129,933    211,021

    5          127,628  81,027     73,527   211,021    111,476   103,976   211,021     149,939    142,439    211,021

    6          134,010  76,704     69,704   211,021    113,668   106,668   211,021     163,251    156,251    211,021

    7          140,710  72,123     66,123   211,021    115,796   109,796   211,021     178,060    172,060    211,021

    8          147,746  67,225     62,225   211,021    117,840   112,840   211,021     194,591    189,591    215,996

    9          155,133  61,951     57,951   211,021    119,777   115,777   211,021     212,875    208,875    232,034

   10          162,889  56,238     56,238   211,021    121,591   121,591   211,021     232,962    232,962    249,269

   15          207,893  16,637     16,637   211,021    129,219   129,219   211,021     371,196    371,196    389,756

   20          265,330     (*)        (*)       (*)    124,397   124,397   211,021     586,902    586,902    616,247

   25          338,635     (*)        (*)       (*)     77,122    77,122   211,021     915,212    915,212    960,973

   30          432,194     (*)        (*)       (*)        (*)       (*)       (*)   1,430,336  1,430,336  1,444,639

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                GUARANTEED VALUES

                              0% HYPOTHETICAL               6% HYPOTHETICAL              12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS              CASH                          CASH                            CASH
 POLICY       INTEREST   CASH       SURR     DEATH      CASH      SURR      DEATH       CASH      SURR        DEATH
  YEAR         AT 5%     VALUE      VALUE   BENEFIT     VALUE     VALUE    BENEFIT      VALUE     VALUE      BENEFIT
    1          105,000  95,130     86,630   211,021    100,970    92,470   211,021     106,812     98,312    211,021

    2          110,250  89,907     81,407   211,021    101,644    93,144   211,021     114,088    105,588    211,021

    3          115,763  84,356     76,356   211,021    102,066    94,066   211,021     121,987    113,987    211,021

    4          121,551  78,419     70,419   211,021    102,196    94,196   211,021     130,609    122,609    211,021

    5          127,628  72,016     64,516   211,021    101,980    94,480   211,021     140,072    132,572    211,021

    6          134,010  65,041     58,041   211,021    101,345    94,345   211,021     150,520    143,520    211,021

    7          140,710  57,359     51,359   211,021    100,195    94,195   211,021     162,134    156,134    211,021

    8          147,746  48,791     43,791   211,021     98,404    93,404   211,021     175,149    170,149    211,021

    9          155,133  39,127     35,127   211,021     95,825    91,825   211,021     189,878    185,878    211,021

   10          162,889  28,128     28,128   211,021     92,288    92,288   211,021     206,608    206,608    221,071

   15          207,893     (*)        (*)       (*)     53,214    53,214   211,021     321,185    321,185    337,245

   20          265,330     (*)        (*)       (*)        (*)       (*)       (*)     493,610    493,610    518,290

   25          338,635     (*)        (*)       (*)        (*)       (*)       (*)     744,737    744,737    781,974

   30          432,194     (*)        (*)       (*)        (*)       (*)       (*)   1,132,229  1,132,229  1,143,551

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $75 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-A as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VL Separate Account-A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1998

ASSETS:

   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         73,117 shares (cost $387,261)....................................                $    507,433

      American Century VP - American Century VP Balanced (ACVPBal)
         26,320 shares (cost $203,864)....................................                     219,511

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         13,980 shares (cost $110,839)....................................                     126,097

      American Century VP - American Century VP International (ACVPInt)
         7,480 shares (cost $51,409)  ....................................                      56,995

      American Century VP - American Century VP Value (ACVPValue)
         15,487 shares (cost $102,922)....................................                     104,229

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,150 shares (cost $278,532)....................................                     315,458

      Dreyfus Stock Index Fund (DryStkIx)
         209,328 shares (cost $6,031,508).................................                   6,807,347

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         90,733 shares (cost $2,925,226)..................................                   3,276,382

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         16,078 shares (cost $327,055)....................................                     363,854

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         121,794 shares (cost $2,805,332).................................                   3,096,002

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         4,482 shares (cost $168,986).....................................                     201,125

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         38,853 shares (cost $426,465)....................................                     447,974

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         41,510 shares (cost $788,922)....................................                     832,268

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         207,022 shares (cost $3,464,350).................................                   3,759,520

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         13,011 shares (cost $273,524)....................................                     317,999

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         74,997 shares (cost $1,498,855)..................................                   1,715,939

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         7,377 shares (cost $56,335)......................................                      44,998

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         85,026 shares (cost $2,057,893)..................................                   2,260,835


      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         96,946 shares (cost $1,132,377)....................................                 1,133,300

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         10,498,485 shares (cost $10,498,485)...............................                10,498,485

      Nationwide SAT - Small Company Fund (NSATSmCo)
         13,038 shares (cost $195,477)......................................                   208,733

      Nationwide SAT - Total Return Fund (NSATTotRe)
         10,090 shares (cost $176,901)......................................                   185,661

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         146,708 shares (cost $1,989,653)...................................                 2,027,510

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         3,368 shares (cost $73,987)........................................                    88,555

      Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)
         781 shares (cost $12,086)..........................................                    12,753

      Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)
         161,275 shares (cost $2,902,761)...................................                 3,052,927

      Oppenheimer VAF - Bond Fund (OppBdFd)
         41,079 shares (cost $497,916)......................................                   506,090

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         99,716 shares (cost $2,076,362)....................................                 2,200,742

      Oppenheimer VAF - Growth Fund (OppGro)
         4,856 shares (cost $154,641).......................................                   178,073

      Oppenheimer VAF - Multiple Stategies Fund (OppMult)
         4,654 shares (cost $77,151)........................................                    79,352

      Strong Opportunity Fund II, Inc. (StOpp2)
         131,567 shares (cost $2,583,131)...................................                 2,857,641

      Strong VIF - Strong Discovery Fund II (StDisc2)
         373 shares (cost $4,038)...........................................                     4,746

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         5,979 shares (cost $54,708)........................................                    52,492

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         18,923 shares (cost $261,385)......................................                   260,376

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         10,988 shares (cost $122,174)......................................                   120,758

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         4,982 shares (cost $52,489)........................................                    58,691

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         94,847 shares (cost $1,339,482)....................................                 1,518,505
                                                                                             ---------

            Total assets....................................................                49,499,356

Accounts payable............................................................                   122,302
                                                                                             ---------
Contract owners' equity.....................................................              $ 49,377,054
                                                                                           ===========

                                                                                                            Annual
Contract owners' equity represented by:                       Units               Unit  Value               Return*
                                                              ------               ----------               -------

Multiple Payment Contracts and Flexible Premium Contracts:
      American Century - Advantage........................       486              $ 18.492009 $      8,987              16%

      American Century - Advantage

        Initial Funding by Depositor (note 1a)............    25,000                19.938436      498,461              17%

      Fidelity VIP - Growth Portfolio.....................     1,569                33.916141       53,214              38%

      Nationwide SAT - Capital Appreciation Fund..........       158                31.669989        5,004              29%

      Nationwide SAT - Government Bond Fund...............       664                18.081576       12,006               8%

      Nationwide SAT - Money Market Fund..................        78                13.319323        1,039               4%

      Nationwide SAT - Total Return Fund..................       499                33.070880       16,502              17%

      Neuberger & Berman - Balanced Portfolio.............       613                20.803745       12,753              11%


Corporate Variable Universal Life Contracts:
(policy years 1 through 4):

      American Century Portfolios, Inc. - Balanced........    18,820                11.626919      218,819              15%

      American Century Portfolios, Inc. -
        Capital Appreciation..............................    14,644                 8.596963      125,894              (3)%

      American Century Portfolios, Inc. -
        International.....................................     4,839                11.765055       56,931              18%

      American Century Portfolios, Inc. - Value...........     9,728                10.691622      104,008               4%

      The Dreyfus Socially Responsible
        Growth Fund, Inc..................................    24,028                13.111780      315,050              29%

      Dreyfus - Stock Index Fund..........................   509,049                13.339484    6,790,451              27%

      Dreyfus - Capital Appreciation Portfolio............   245,320                13.330093    3,270,138              29%

      Dreyfus - Growth and Income Portfolio...............    32,602                11.137968      363,120              11%

      Fidelity VIP - Equity-Income Portfolio..............   267,408                11.555353    3,089,994              11%

      Fidelity VIP - Growth Portfolio.....................     9,901                14.020364      138,816              39%

      Fidelity VIP - High Income Portfolio................    45,265                 9.869575      446,746              (5)%

      Fidelity VIP - Overseas Portfolio...................    76,632                10.841633      830,816              12%

      Fidelity VIP-II - Asset Manager Portfolio...........   318,265                11.787372    3,751,508              14%

      Fidelity VIP-II - Contrafund Portfolio..............    24,074                13.186342      317,448              29%

      Fidelity VIP-III -
        Growth Opportunities Portfolio....................   131,097                13.061294    1,712,296              24%

Morgan Stanley -

      Emerging Markets Debt Portfolio...................       6,562                 6.844561       44,914             (29)%

      Nationwide SAT - Capital Appreciation Fund........     165,868                13.565122    2,250,020              29%

      Nationwide SAT - Government Bond Fund.............      98,753                11.296453    1,115,559               8%

      Nationwide SAT - Money Market Fund................     985,202                10.628993   10,471,705               5%

      Nationwide SAT - Small Company Fund...............      20,994                 9.917667      208,212               0%

      Nationwide SAT - Total Return Fund................      13,948                12.096435      168,721              17%

      Neuberger & Berman - Growth Portfolio.............       7,607                11.567509       87,994              15%

      Neuberger & Berman -
        Limited Maturity Bond Portfolio.................     191,330                10.566217    2,021,634               4%

      Neuberger & Berman - Partners Portfolio...........     288,166                10.569546    3,045,784               4%

      Oppenheimer - Bond Fund...........................      45,668                11.060180      505,096               6%

      Oppenheimer - Global Securities Fund..............     190,998                11.498009    2,196,097              13%

      Oppenheimer - Growth Fund.........................      14,424                12.324954      177,775              23%

      Oppenheimer - Multiple Strategies Fund............       7,326                10.801052       79,129               6%

      Strong - Opportunity Fund II......................     249,437                11.434594    2,852,211              13%

      Strong VIP - Strong Discovery Fund II.............         465                10.200413        4,743               7%

      Strong VIP - International Stock Fund II..........       6,409                 8.175124       52,394              (5)%

      Van Kampen American Capital LIT
        Real Estate Securities Fund.....................      27,181                 9.560744      259,871             (12)%

      Warburg Pincus Trust International

        Equity Portfolio................................      13,041                 9.241653      120,520               5%

      Warburg Pincus Trust Post Venture

        Capital Portfolio...............................       5,675                10.325823       58,599               6%

      Warburg Pincus Trust Small Company

        Growth Portfolio................................     154,150                 9.835063    1,516,075              (3)%
                                                             =======                 ========    ---------
                                                                                              $ 49,377,054
                                                                                                ==========


* The annual return does not include contract charges satisfied by surrendering units.








See accompanying notes to financial statements.

                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                       TOTAL                                           ACVPADV
                                   ---------------------------------------------    ----------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $      646,514           8,040          10,646           9,771           5,992            8,663
  Mortality and expense charges
    (note 3)...................          (151,794)           (795)           (722)            (71)           (645)            (587)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           494,720           7,245           9,924           9,700           5,347            8,076
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................        35,415,399          33,699          16,003           1,525             377                -
  Cost of mutual funds sold....       (35,903,585)        (28,831)        (14,209)         (1,311)           (315)               -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........          (488,186)          4,868           1,794             214              62                -
  Change in unrealized gain (loss)
    on investments.............         3,222,056          29,307           8,266          27,703          22,147            7,086
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      2,733,870          34,175          10,060          27,917          22,209            7,086
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....           149,622          23,407          21,139          36,765          21,011           16,600
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         3,378,212          64,827          41,123          74,382          48,567           31,762
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............        47,374,274          14,070          24,097           1,158           2,047            2,411
  Transfers between funds......                 -               -               -               -               -                -
  Surrenders...................           (18,421)        (23,075)         (6,042)              -               -               (6)
  Death benefits (note 4)......           (25,069)              -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................            (9,541)         13,620           3,498               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -          (4,334)              -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (1,853,909)         (8,935)        (12,114)         (1,563)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..        45,467,334          (8,654)          9,439            (405)          2,047            2,405
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............        48,845,546          56,173          50,562          73,977          50,614           34,167
CONTRACT OWNERS' EQUITY BEGINNING
                                          531,508         475,335         424,773         433,471         382,857          348,690
CONTRACT OWNERS' EQUITY            --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................    $   49,377,054         531,508         475,335         507,448         433,471          382,857
                                   ==============  ==============  ==============  ==============   =============   ==============

                                                      ACVPBAL
                                   -----------------------------------------------
                                        1998             1997            1996
                                   --------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -                -               -
  Mortality and expense charges
    (note 3)...................              (923)               -               -
                                   --------------   --------------  --------------
    Net investment activity....              (923)               -               -
                                   --------------   --------------  --------------

  Proceeds from mutual fund
    shares sold................            96,716                -               -
  Cost of mutual funds sold....           (93,298)               -               -
                                   --------------   --------------  --------------
    Realized gain (loss)
      on investments...........             3,418                -               -
  Change in unrealized gain (loss)
    on investments.............            15,647                -               -
                                   --------------   --------------  --------------
    Net gain (loss) on investments         19,065                -               -
                                   --------------   --------------  --------------
  Reinvested capital gains.....                 -                -               -
                                   --------------   --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            18,142                -               -
                                   --------------   --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............           267,848                -               -
  Transfers between funds......           (55,648)               -               -
  Surrenders...................                 -                -               -
  Death benefits (note 4)......                 -                -               -
  Policy loans (net of repayments)
    (note 5)...................                 -                -               -
  Deductions for surrender charges
    (note 2d)..................                 -                -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (11,523)               -               -
                                   --------------   --------------  --------------
      Net equity transactions..           200,677                -               -
                                   --------------   --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           218,819                -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -                -               -
CONTRACT OWNERS' EQUITY            --------------   --------------  --------------
  END OF PERIOD................    $      218,819                -               -
                                   ==============   ==============  ==============


                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                     ACVPCAPAP                                         ACVPINT

                                  ---------------------------------------------    ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                  -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................             (422)              -               -            (134)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....             (422)              -               -            (134)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................          279,714               -               -         126,140               -                -
  Cost of mutual funds sold....         (276,016)              -               -        (131,696)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            3,698               -               -          (5,556)              -                -
  Change in unrealized gain (loss)
    on investments.............           15,258               -               -           5,586               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        18,956               -               -              30               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....              130               -               -               -               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           18,664               -               -            (104)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          336,228               -               -          24,566               -                -
  Transfers between funds......         (223,889)              -               -          34,693               -                -
  Surrenders...................                -               -               -               -               -                -
  Death benefits (note 4)......                -               -               -            (550)              -                -
  Policy loans (net of repayments)
    (note 5)...................                -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (5,109)              -               -          (1,674)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..          107,230               -               -          57,035               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          125,894               -               -          56,931               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                -               -               -               -               -                -
CONTRACT OWNERS' EQUITY           --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................   $      125,894               -               -          56,931               -                -
                                  ==============  ==============  ==============  ==============   =============   ==============


                                                     ACVPVALUE
                                  ----------------------------------------------
                                       1998            1997            1996
                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $           16               -               -
  Mortality and expense charges
    (note 3)...................             (294)              -               -
                                  --------------  --------------  --------------
    Net investment activity....             (278)              -               -
                                  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            6,438               -               -
  Cost of mutual funds sold....           (7,114)              -               -
                                  --------------  --------------  --------------
    Realized gain (loss)
      on investments...........             (676)              -               -
  Change in unrealized gain (loss)
    on investments.............            1,306               -               -
                                  --------------  --------------  --------------
    Net gain (loss) on investments           630               -               -
                                  --------------  --------------  --------------
  Reinvested capital gains.....              184               -               -
                                  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........              536               -               -
                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          114,633               -               -
  Transfers between funds......           (6,576)              -               -
  Surrenders...................                -               -               -
  Death benefits (note 4)......                -               -               -
  Policy loans (net of repayments)
    (note 5)...................                -               -               -
  Deductions for surrender charges
    (note 2d)..................                -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (4,585)              -               -
                                  --------------  --------------  --------------
      Net equity transactions..          103,472               -               -
                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          104,008               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                -               -               -
CONTRACT OWNERS' EQUITY           --------------  --------------  --------------
  END OF PERIOD................   $
                                         104,008               -               -
                                  ==============  ==============  ==============


                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                   DRYSRGRO                                         DRYSTKIX
                                 ----------------------------------------------  -----------------------------------------------
                                      1998            1997            1996             1998            1997            1996
                                 --------------  -------------   -------------   -------------    -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          484               -               -          50,776               -                -
  Mortality and expense charges
    (note 3)...................            (754)              -               -         (18,196)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (270)              -               -          32,580               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           6,526               -               -         435,823               -                -
  Cost of mutual funds sold....          (6,519)              -               -        (441,804)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........               7               -               -          (5,981)              -                -
  Change in unrealized gain (loss)
    on investments.............          36,926               -               -         775,840               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       36,933               -               -         769,859               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....          10,865               -               -           9,613               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          47,528               -               -         812,052               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         179,953               -               -       2,697,202               -                -
  Transfers between funds......          98,530               -               -       3,507,438               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (10,961)              -               -        (226,241)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         267,522               -               -       5,978,399               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         315,050               -               -       6,790,451               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      315,050               -               -       6,790,451               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                  DRYCAPAP
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........         17,678               -               -
  Mortality and expense charges
    (note 3)...................         (8,408)              -               -
                                 -------------  --------------  --------------
    Net investment activity....          9,270               -               -
                                 -------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         56,858               -               -
  Cost of mutual funds sold....        (58,027)              -               -
                                 -------------  --------------  --------------
    Realized gain (loss)
      on investments...........         (1,169)              -               -
  Change in unrealized gain (loss)
    on investments.............        351,157               -               -
                                --------------  --------------  --------------
    Net gain (loss) on investments     349,988               -               -
                                 -------------  --------------  --------------
  Reinvested capital gains.....              2               -               -
                                 -------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........        359,260               -               -
                                 -------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............      1,389,597               -               -
  Transfers between funds......      1,576,343               -               -
  Surrenders...................              -               -               -
  Death benefits (note 4)......              -               -               -
  Policy loans (net of repayments)
    (note 5)...................              -               -               -
  Deductions for surrender charges
    (note 2d).................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (55,062)              -               -
                                --------------  --------------  --------------
      Net equity transactions..      2,910,878               -               -
                                --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............      3,270,138               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................               -               -               -
CONTRACT OWNERS' EQUITY         --------------  --------------  --------------
  END OF PERIOD................ $    3,270,138               -               -
                                ==============  ==============  ==============

                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   DRYGRINC                                         FIDVIPEI
                                 ---------------------------------------------    ---------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $        1,650               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (866)              -               -          (7,345)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....             784               -               -          (7,345)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           5,500               -               -         873,277               -                -
  Cost of mutual funds sold....          (6,178)              -               -        (900,730)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            (678)              -               -         (27,453)              -                -
  Change in unrealized gain (loss)
    on investments.............          36,799               -               -         290,670               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       36,121               -               -         263,217               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....              96               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          37,001               -               -         255,872               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         339,972               -               -       1,561,165               -                -
  Transfers between funds......          (1,551)              -               -       1,354,321               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -          (3,754)              -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (12,302)              -               -         (77,610)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         326,119               -               -       2,834,122               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         363,120               -               -       3,089,994               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................              -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      363,120               -               -       3,089,994               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============


                                                   FIDVIPGR
                                 ----------------------------------------------
                                       1998           1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          217             249              97
  Mortality and expense charges
    (note 3)...................            (827)            (65)            (60)
                                 --------------  --------------  --------------
    Net investment activity....            (610)            184              37
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          40,958           9,806           4,688
  Cost of mutual funds sold....         (28,248)         (6,287)         (3,562)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........          12,710           3,519           1,126
  Change in unrealized gain (loss)
    on investments.............          18,980           3,665           1,552
                                 --------------  --------------  --------------
    Net gain (loss) on investments         31,690           7,184           2,678
                                 --------------  --------------  --------------
  Reinvested capital gains.....           5,679           1,112           2,450
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          36,759           8,480           5,165
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          90,635           3,392           5,481
  Transfers between funds......          31,354            (117)              -
  Surrenders...................               -         (10,177)         (2,960)
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................             546           3,798            (724)
  Deductions for surrender charges
    (note 2d)..................               -          (1,911)              -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (9,764)         (1,302)         (1,828)
                                 --------------  --------------  --------------
      Net equity transactions..         112,771          (6,317)            (31)
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         149,530           2,163           5,134
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................         42,500          40,337          35,203
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $      192,030          42,500          40,337
                                 ==============  ==============  ==============

                                                                     (Continued)



                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   FIDVIPHI                                         FIDVIPOV
                                 ---------------------------------------------   ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 --------------  -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................          (1,101)              -               -          (2,118)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....          (1,101)              -               -          (2,118)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................       1,614,239               -               -           8,873               -                -
  Cost of mutual funds sold....      (1,742,660)              -               -          (9,390)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........        (128,421)              -               -            (517)              -                -
  Change in unrealized gain (loss)
    on investments.............          21,509               -               -          43,345               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (106,912)              -               -          42,828               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........        (108,013)              -               -          40,710               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         371,525               -               -         555,121               -                -
  Transfers between funds......         209,922               -               -         249,878               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......          (3,869)              -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (22,819)              -               -         (14,893)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         554,759               -               -         790,106               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         446,746               -               -         830,816               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      446,746               -               -         830,816               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   FIDVIPAM
                                 ---------------------------------------------
                                     1998            1997            1996
                                 -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -
  Mortality and expense charges
    (note 3)...................          (9,891)              -               -
                                 --------------  --------------  --------------
    Net investment activity....          (9,891)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         163,186               -               -
  Cost of mutual funds sold....        (167,191)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........          (4,005)              -               -
  Change in unrealized gain (loss)
    on investments.............         295,169               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments      291,164               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....               -               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         281,273               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............       1,469,777               -               -
  Transfers between funds......       2,083,152               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (82,694)              -               -
                                 --------------  --------------  --------------
      Net equity transactions..       3,470,235               -               -
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       3,751,508               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $    3,751,508               -               -
                                 ==============  ==============  ==============




                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   FIDVIPCON                                       FIDVIPGROP
                                 ---------------------------------------------   ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (834)              -               -          (4,084)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (834)              -               -          (4,084)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................          11,580               -               -           8,736               -                -
  Cost of mutual funds sold....         (11,300)              -               -          (8,768)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........             280               -               -             (32)              -                -
  Change in unrealized gain (loss)
    on investments.............          44,475               -               -         217,085               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       44,755               -               -         217,053               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          43,921               -               -         212,969               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         227,675               -               -         496,204               -                -
  Transfers between funds......          54,742               -               -       1,030,094               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (8,890)              -               -         (26,971)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         273,527               -               -       1,499,327               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         317,448               -               -       1,712,296               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      317,448               -               -       1,712,296               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   MSEMMKT
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........          4,872               -               -
  Mortality and expense charges
    (note 3)...................           (120)              -               -
                                 -------------  --------------  --------------
    Net investment activity....          4,752               -               -
                                 -------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          6,713               -               -
  Cost of mutual funds sold....         (7,026)              -               -
                                 -------------  --------------  --------------
    Realized gain (loss)
      on investments...........           (313)              -               -
  Change in unrealized gain (loss)
    on investments.............        (11,337)              -               -
                                 -------------  --------------  --------------
    Net gain (loss) on investments     (11,650)              -               -
                                 -------------  --------------  --------------
  Reinvested capital gains.....              -               -               -
                                 -------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         (6,898)              -               -
                                 -------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         56,550               -               -
  Transfers between funds......         (2,968)              -               -
  Surrenders...................              -               -               -
  Death benefits (note 4)......              -               -               -
  Policy loans (net of repayments)
    (note 5)...................              -               -               -
  Deductions for surrender charge
    (note 2d)..................              -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (1,770)              -               -
                                 -------------  --------------  --------------
      Net equity transactions..         51,812               -               -
                                 -------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         44,914               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................              -               -               -
CONTRACT OWNERS' EQUITY          -------------  --------------  --------------
  END OF PERIOD................  $      44,914               -               -
                                 ==============  ==============  ==============



                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NSATCAPAP                                        NSATGVTBD
                                 ----------------------------------------------  ----------------------------------------------
                                      1998             1997            1996           1998             1997            1996
                                 --------------  --------------  --------------  -------------    -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $        9,739              37              21          37,511             827              991
  Mortality and expense charges
    (note 3)...................          (6,021)             (8)             (2)         (3,182)            (25)             (26)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           3,718              29              19          34,329             802              965
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         212,711              97             194       1,076,570           7,321            1,316
  Cost of mutual funds sold....        (219,787)            (55)           (138)     (1,071,059)         (6,800)          (1,277)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........          (7,076)             42              56           5,511             521               39
  Change in unrealized gain (loss)
    on investments.............         202,050             472             205             433             (59)            (447)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      194,974             514             261           5,944             462             (408)
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....          62,464             192              45           5,369               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         261,156             735             325          45,642           1,264              557
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         378,599             181             224         437,723           2,913            6,917
  Transfers between funds......       1,683,884           6,557               -         685,162            (592)               -
  Surrenders...................               -               -              (7)              -          (7,742)             (31)
  Death benefits (note 4)......               -               -               -          (4,142)              -                -
  Policy loans (net of repayments)
    (note 5)...................          (5,169)             38            (162)              -           3,686              (67)
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -          (1,454)               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (72,485)              -               -         (50,895)         (1,414)          (4,512)
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..       1,984,829           6,776              55       1,067,848          (4,603)           2,307
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       2,245,985           7,511             380       1,113,490          (3,339)           2,864
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................           9,039           1,528           1,148          14,075          17,414           14,550
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $    2,255,024           9,039           1,528       1,127,565          14,075           17,414
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                   NSATMYMKT
                                 ----------------------------------------------
                                      1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $      504,998             547             374
  Mortality and expense charges
    (note 3)...................         (51,084)             (9)            (10)
                                 --------------  --------------  --------------
    Net investment activity....         453,914             538             364
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................      26,194,791          11,959           4,261
  Cost of mutual funds sold....     (26,194,791)        (11,959)         (4,261)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........               -               -               -
  Change in unrealized gain (loss)
    on investments.............               -               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments            -               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....               -               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         453,914             538             364
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............      31,739,658             482           4,753
  Transfers between funds......     (20,876,682)        (10,338)              -
  Surrenders...................         (18,421)              -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -           2,385           4,827
  Deductions for surrender charges
    (note 2d)..................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (826,847)         (2,144)         (1,666)
                                 --------------  --------------  --------------
      Net equity transactions..      10,017,708          (9,615)          7,914
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............      10,471,622          (9,077)          8,278
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................           1,122          10,199           1,921
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $   10,472,744           1,122          10,199
                                 ==============  ==============  ==============


                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NSATSMCO                                         NSATTOTRE
                                 ---------------------------------------------    ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -           1,289             213              210
  Mortality and expense charges
    (note 3)...................            (667)              -               -            (663)            (25)             (18)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (667)              -               -             626             188              192
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         541,453               -               -         899,768             955            2,697
  Cost of mutual funds sold....        (577,428)              -               -        (917,792)           (635)          (2,201)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........         (35,975)              -               -         (18,024)            320              496
  Change in unrealized gain (loss)
    on investments.............          13,257               -               -           4,285           2,249            1,047
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      (22,718)              -               -         (13,739)          2,569            1,543
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -           7,210             642              431
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         (23,385)              -               -          (5,903)          3,399            2,166
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          64,219               -               -          53,247           3,373            3,930
  Transfers between funds......         179,980               -               -         140,892           5,847                -
  Surrenders...................               -               -               -               -               -           (1,618)
  Death benefits (note 4)......          (2,309)              -               -          (3,805)              -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -          (4,918)             10              (92)
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (10,293)              -               -         (14,505)         (3,914)          (3,947)
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         231,597               -               -         170,911           5,316           (1,727)
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         208,212               -               -         165,008           8,715              439
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -          20,215          11,500           11,061
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      208,212               -               -         185,223          20,215           11,500
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                    NBAMTBAL
                                 ----------------------------------------------
                                       1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          266             175             290
  Mortality and expense charges
    (note 3)...................            (101)            (18)            (19)
                                 --------------  --------------  --------------
    Net investment activity....             165             157             271
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................             746           3,184           2,847
  Cost of mutual funds sold....            (705)         (2,780)         (2,770)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........              41             404              77
  Change in unrealized gain (loss)
    on investments.............            (667)            833          (1,177)
                                 --------------  --------------  --------------
    Net gain (loss) on investments         (626)          1,237          (1,100)
                                 --------------  --------------  --------------
  Reinvested capital gains.....           1,868             450           1,613
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........           1,407           1,844             784
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             962           1,682             381
  Transfers between funds......               -          (1,357)              -
  Surrenders...................               -          (5,156)         (1,420)
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -           3,703            (284)
  Deductions for surrender charges
    (note 2d)..................               -            (969)              -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (702)           (161)           (161)
                                 --------------  --------------  --------------
      Net equity transactions..             260          (2,258)         (1,484)
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           1,667            (414)           (700)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................          11,086          11,500          12,200
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $       12,753          11,086          11,500
                                 ==============  ==============  ==============

                                                                     (Continued)


                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NBAMTGRO                                         NBAMTLMAT
                                 ---------------------------------------------    ---------------------------------------------
                                      1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (213)              -               -          (6,625)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (213)              -               -          (6,625)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         451,671               -               -         600,881               -                -
  Cost of mutual funds sold....        (589,586)              -               -        (594,456)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........        (137,915)              -               -           6,425               -                -
  Change in unrealized gain (loss)
    on investments.............          14,568               -               -          37,857               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (123,347)              -               -          44,282               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........        (123,560)              -               -          37,657               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         179,067               -               -       1,297,068               -                -
  Transfers between funds......          39,299               -               -         777,381               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (6,812)              -               -         (90,472)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         211,554               -               -       1,983,977               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          87,994               -               -       2,021,634               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $       87,994               -               -       2,021,634               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   NBAMTPART
                                 ----------------------------------------------
                                       1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $           96               -               -
  Mortality and expense charges
    (note 3)...................          (7,845)              -               -
                                 --------------  --------------  --------------
    Net investment activity....          (7,749)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         502,461               -               -
  Cost of mutual funds sold....        (576,869)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........         (74,408)              -               -
  Change in unrealized gain (loss)
    on investments.............         150,166               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investment        75,758               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....           3,026               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          71,035               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         167,059               -               -
  Transfers between funds......       2,868,038               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......          (1,910)              -               -
  Policy loans (net of repayments)
    (note 5)...................               -                              --
  Deductions for surrender charges
    (note 2d)..................               -                              --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (58,438)                             --
                                 --------------  --------------  --------------
      Net equity transactions..       2,974,749                              --
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       3,045,784                              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -                              --
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $    3,045,784                              --
                                 ==============  ==============  ==============




                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                    OPPBDFD                                         OPPGLSEC
                                 ---------------------------------------------    ---------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          322               -               -             307               -                -
  Mortality and expense charges
    (note 3)...................          (1,236)              -               -          (5,205)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (914)              -               -          (4,898)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           9,221               -               -           6,335               -                -
  Cost of mutual funds sold....          (9,205)              -               -          (7,203)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........              16               -               -            (868)              -                -
  Change in unrealized gain (loss)
    on investments.............           8,173               -               -         124,381               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        8,189               -               -         123,513               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....             291               -               -           1,156               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           7,566               -               -         119,771               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         478,200               -               -             735               -                -
  Transfers between funds......          37,657               -               -       2,090,084               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (18,327)              -               -         (14,493)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         497,530               -               -       2,076,326               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         505,096               -               -       2,196,097               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      505,096               -               -       2,196,097               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                     OPPGRO
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          100               -               -
  Mortality and expense charges
    (note 3)...................            (463)              -               -
                                 --------------  --------------  --------------
    Net investment activity....            (363)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          11,617               -               -
  Cost of mutual funds sold....         (12,143)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (526)              -               -
  Change in unrealized gain (loss)
    on investments.............          23,432               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments       22,906               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....           1,201               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          23,744               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         132,607               -               -
  Transfers between funds......          29,263               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -
  Deductions for surrender charges
    (note 2d)..................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (7,839)              -               -
                                 --------------  --------------  --------------
      Net equity transactions..         154,031               -               -
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         177,775               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $      177,775               -               -
                                 ==============  ==============  ==============

                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                    OPPMULT                                          STOPP2
                                   ---------------------------------------------    ---------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -           5,700               -                -
  Mortality and expense charges
    (note 3)...................              (219)              -               -          (6,774)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....              (219)              -               -          (1,074)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................            10,181               -               -          20,340               -                -
  Cost of mutual funds sold....           (10,741)              -               -         (24,221)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........              (560)              -               -          (3,881)              -                -
  Change in unrealized gain (loss)
    on investments.............             2,201               -               -         274,510               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments          1,641               -               -         270,629               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....                 -               -               -           3,397               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........             1,422               -               -         272,952               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            11,946               -               -         867,064               -                -
  Transfers between funds......            68,612               -               -       1,764,409               -                -
  Surrenders...................                 -               -               -               -               -                -
  Death benefits (note 4)......                 -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (2,851)              -               -         (52,214)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..            77,707               -               -       2,579,259               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............            79,129               -               -       2,852,211               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $       79,129               -               -       2,852,211               -                -
                                   ==============  ==============  ==============  ==============   =============   ==============
                                                    STDISC2
                                   ----------------------------------------------
                                         1998            1997            1996
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -
  Mortality and expense charges
    (note 3)...................               (11)              -               -
                                   --------------  --------------  --------------
    Net investment activity....               (11)              -               -
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                96               -               -
  Cost of mutual funds sold....               (92)              -               -
                                   --------------  --------------  --------------
    Realized gain (loss)
      on investments...........                 4               -               -
  Change in unrealized gain (loss)
    on investments.............               708               -               -
                                   --------------  --------------  --------------
    Net gain (loss) on investments            712               -               -
                                   --------------  --------------  --------------
  Reinvested capital gains.....                 -               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........               701               -               -
                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             3,013               -               -
  Transfers between funds......             1,244               -               -
  Surrenders...................                 -               -               -
  Death benefits (note 4)......                 -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........              (215)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..             4,042               -               -
                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............             4,743               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -
                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $        4,743               -               -
                                   ==============  ==============  ==============

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                    STINTSTK2                                          VWBF
                                    ---------------------------------------------   ----------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                    --------------  --------------  -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $           94               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................               (138)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....                (44)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................              2,255               -               -         635,332               -                -
  Cost of mutual funds sold....             (2,481)              -               -        (637,007)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........               (226)              -               -          (1,675)              -                -
  Change in unrealized gain (loss)
    on investments.............             (2,215)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments          (2,441)              -               -          (1,675)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....                  -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........             (2,485)              -               -          (1,675)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             58,646               -               -           2,790               -                -
  Transfers between funds......             (1,770)              -               -           5,627               -                -
  Surrenders...................                  -               -               -               -               -                -
  Death benefits (note 4)......                  -               -               -          (2,734)              -                -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........             (1,997)              -               -          (4,008)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..             54,879               -               -           1,675               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............             52,394               -               -               -               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $       52,394               -               -               -               -                -
                                    ==============  ==============  ==============  ==============   =============   ==============
                                                        VWEM
                                    ----------------------------------------------
                                         1998            1997            1996
                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $            -               -               -
  Mortality and expense charges
    (note 3)...................                  -               -               -
                                    --------------  --------------  --------------
    Net investment activity....                  -               -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            214,660               -               -
  Cost of mutual funds sold....           (233,229)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (18,569)              -               -
  Change in unrealized gain (loss)
    on investments.............                  -               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         (18,569)              -               -
                                    --------------  --------------  --------------
  Reinvested capital gains.....                  -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            (18,569)              -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                849               -               -
  Transfers between funds......             25,876               -               -
  Surrenders...................                  -               -               -
  Death benefits (note 4)......               (889)              -               -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........             (7,267)              -               -
                                    --------------  --------------  --------------
      Net equity transactions..             18,569               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                  -               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $            -               -               -
                                    ==============  ==============  ==============

                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                   VKACRESEC                                         WPINTEQ
                                   ----------------------------------------------    ---------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   --------------  --------------  --------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $           31               -               -             597               -                -
  Mortality and expense charges
    (note 3)...................              (673)              -               -            (322)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....              (642)              -               -             275               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................             9,973               -               -           6,992               -                -
  Cost of mutual funds sold....           (11,122)              -               -          (7,479)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            (1,149)              -               -            (487)              -                -
  Change in unrealized gain (loss)
    on investments.............            (1,009)              -               -          (1,416)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments         (2,158)              -               -          (1,903)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               306               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........            (2,494)              -               -          (1,628)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............           274,090               -               -         133,214               -                -
  Transfers between funds......            (1,813)              -               -          (6,311)              -                -
  Surrenders...................                 -               -               -               -               -                -
  Death benefits (note 4)......                 -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (9,912)              -               -          (4,755)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..           262,365               -               -         122,148               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           259,871               -               -         120,520               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $      259,871               -               -         120,520               -                -
                                   ==============  ==============  ==============  ==============   =============   ==============


                                                   WPPVENCAP
                                    ---------------------------------------------
                                         1998           1997            1996
                                    -------------- --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -
  Mortality and expense charges
    (note 3)...................              (150)              -               -
                                   --------------  --------------  --------------
    Net investment activity....              (150)              -               -
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................             1,920               -               -
  Cost of mutual funds sold....            (2,142)              -               -
                                   --------------  --------------  --------------
    Realized gain (loss)
      on investments...........              (222)              -               -
  Change in unrealized gain (loss)
    on investments.............             6,202               -               -
                                   --------------  --------------  --------------
    Net gain (loss) on investments          5,980               -               -
                                   --------------  --------------  --------------
  Reinvested capital gains.....                 -               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........             5,830               -               -
                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            40,664               -               -
  Transfers between funds......            13,590               -               -
  Surrenders...................                 -               -               -
  Death benefits (note 4)......                 -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (1,485)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..            52,769               -               -
                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............            58,599               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -
                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $       58,599               -               -
                                   ==============  ==============  ==============

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   WPSMCOGR
                                   ----------------------------------------------
                                        1998            1997            1996
                                    -------------   --------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $            -               -               -
  Mortality and expense charges
    (note 3)...................             (3,814)              -               -
                                    --------------  --------------  --------------
    Net investment activity....             (3,814)              -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            262,623               -               -
  Cost of mutual funds sold....           (306,771)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (44,148)              -               -
  Change in unrealized gain (loss)
    on investments.............            179,022               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         134,874               -               -
                                    --------------  --------------  --------------
  Reinvested capital gains.....                  -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            131,060               -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            873,045               -               -
  Transfers between funds......            535,743               -               -
  Surrenders...................                  -               -               -
  Death benefits (note 4)......             (1,107)              -               -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (22,666)              -               -
                                    --------------  --------------  --------------
      Net equity transactions..          1,385,015               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          1,516,075               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $    1,516,075               -               -
                                    ==============  ==============  ==============


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                        December 31, 1998, 1997 and 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) ORGANIZATION AND NATURE OF OPERATIONS

         Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) THE CONTRACTS

         Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
             American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
             American Century VP - American Century VP Income & Growth
             (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
             Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund
             (Fidelity VIP);
             Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
             Fidelity VIP - Growth Portfolio (FidVIPGr)
             Fidelity VIP - High Income Portfolio (FidVIPHI)
             Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II
             (Fidelity VIP-II);
             Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
             Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

            Portfolios of the Fidelity Variable Insurance Products Fund III
             (Fidelity VIP-III);
             Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
               (Morgan Stanley);Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
               (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat) Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Hard Assets Fund (VWHA)
                Van Eck WIT - Worldwide Bond Fund (VWBF)
                Van Eck WIT - Worldwide Emerging Markets Fund (VWEM)

     Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);

                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;

               Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, policy owners have invested in all of the above funds except for American Century VP - American Century VP Income & Growth, Nationwide SAT - Small Cap Value Fund, Neuberger & Berman AMT - Guardian Portfolio, Van Eck WIT - Worldwide Hard Assets Fund, Van Eck WIT - Worldwide Bond Fund, and Van Eck WIT Worldwide Emerging Markets Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) FEDERAL INCOME TAXES

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) RECLASSIFICATIONS

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) DEDUCTIONS FROM PREMIUMS

         For single premium contracts, no deduction is made from any premium at the time of payment.

         On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

         For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5% and a state premium tax charge of 2.25% of all premiums received.

     (b) COST OF INSURANCE

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) ADMINISTRATIVE CHARGES

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

           Purchase payments totaling less than $25,000 - $90/year
           Purchase payments totaling $25,000 or more - $50/year
           The above charges are assessed against each contract by liquidating units.
           No charges were deducted from the initial funding, or from the earnings thereon.

         For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

     (d) SURRENDER CHARGES

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For corporate flexible premium contracts, there are no surrender charges.

(3) ASSET CHARGES

     For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

     The above charges are assessed through the daily unit value calculation. No charges are deducted from the initial funding, or from earnings thereon.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                             TOTAL           ACVPAdv          ACVPBal           ACVPCapAp         ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          865                71                -                 -                -
     Corporate Universal
       Variable Life ................         150,929                 -              923               422              134
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      151,794                71              923               422              134
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             294               754           18,196             8,408              866
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          294               754           18,196             8,408              866
                                         ============      ============     ============      ============     ============



                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -               420                -                 -                -
     Corporate Universal
       Variable Life ................           7,345               407            1,101             2,118            9,891
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        7,345               827            1,101             2,118            9,891
                                         ============      ============     ============      ============     ============

                                           FidVIPCon        FidVIPGrOp           MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                40               95
     Corporate Universal
       Variable Life ................             834             4,084              120             5,981            3,087
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          834             4,084              120             6,021            3,182
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt          NSATSmCo        NSATTotRe          NBAMTBal         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            8                 -              130               101                -
     Corporate Universal
       Variable Life ................          51,076               667              533                 -              213
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       51,084               667              663               101              213
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdFd          OppGlSec           OppGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           6,625             7,845            1,236             5,205              463
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        6,625             7,845            1,236             5,205              463
                                         ============      ============     ============      ============     ============

                                              OppMult            StOpp2          StDisc2         StIntStk2        VKMSRESec
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             219             6,774               11               138              673
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          219             6,774               11               138              673
                                         ============      ============     ============      ============     ============

                                              WPIntEq         WPPVenCap         WPSMCoGr
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -
     Corporate Universal
       Variable Life ................             322               150            3,814
                                         ------------      ------------     ------------
         Total.......................  $          322               150            3,814
                                         ============      ============     ============

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
January 29, 1999

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                             December 31,
                                         Assets                                          1998            1997
                                                                                         ----            ----
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                         $  904,946      $  796,919
    Equity securities                                                                     20,853          14,767
  Mortgage loans on real estate, net                                                     268,894         218,852
  Real estate, net                                                                         2,250           2,824
  Policy loans                                                                               332             215
  Short-term investments                                                                   2,277          18,968
                                                                                      ----------      ----------
                                                                                       1,199,552       1,052,545
                                                                                      ----------      ----------

Cash                                                                                           2           5,163
Accrued investment income                                                                 11,645          10,778
Deferred policy acquisition costs                                                         53,007          30,087
Other assets                                                                              41,542          15,624
Assets held in separate accounts                                                       1,533,690         891,101
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

                          Liabilities and Shareholder's Equity
Future policy benefits and claims                                                     $1,163,829      $  986,191
Other liabilities                                                                         25,933          29,426
Liabilities related to separate accounts                                               1,533,690         891,101
                                                                                      ----------      ----------
                                                                                       2,723,452       1,906,718
                                                                                      ----------      ----------

Commitments and contingencies (note 7 and 11)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares           2,640           2,640
  Additional paid-in capital                                                              52,960          52,960
  Retained earnings                                                                       50,331          35,812
  Accumulated other comprehensive income                                                  10,055           7,168
                                                                                      ----------      ----------
                                                                                         115,986          98,580
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                 Years ended December 31,
                                                            1998           1997          1996
                                                            ----           ----          ----
Revenues:
  Policy charges                                          $ 28,549      $ 11,244       $  6,656
  Life insurance premiums                                       63           363            246
  Net investment income                                     11,314        11,577         51,045
  Realized gains (losses) on investments                       696          (246)            (3)
  Other income                                               1,165         1,057             --
                                                          --------      --------       --------
                                                            41,787        23,995         57,944
                                                          --------      --------       --------
Benefits and expenses:
  Interest credited to policyholder account balances         4,881         3,948         34,711
  Other benefits and claims                                  1,586           433            813
  Amortization of deferred policy acquisition costs          4,348         1,402          7,380
  Other operating expenses                                   8,952         1,860          7,247
                                                          --------      --------       --------
                                                            19,767         7,643         50,151
                                                          --------      --------       --------

    Income before federal income tax expense                22,020        16,352          7,793

Federal income tax expense                                   7,501         5,749          2,707
                                                          --------      --------       --------

    Net income                                            $ 14,519      $ 10,603       $  5,086
                                                          ========      ========       ========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997 and 1996
                                ($000's omitted)



                                                                                          Accumulated
                                                              Additional                      other           Total
                                                Common         paid-in        Retained    comprehensive    shareholder's
                                                 stock         capital        earnings       income           equity
                                                 -----         -------        --------       ------           ------
December 31, 1995                              $   2,640      $  52,960      $  20,123      $   4,454       $  80,177

Comprehensive income:
  Net income                                          --             --          5,086             --           5,086
  Net unrealized losses on securities
    available-for-sale arising during the             --             --             --         (1,226)         (1,226)
year
                                                                                                            ---------
  Total comprehensive income                                                                                    3,860
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1996                                  2,640         52,960         25,209          3,228          84,037

Comprehensive income:
  Net income                                          --             --         10,603             --          10,603
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          3,940           3,940
year
                                                                                                            ---------
  Total comprehensive income                                                                                   14,543
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1997                                  2,640         52,960         35,812          7,168          98,580

Comprehensive income:
  Net income                                          --             --         14,519             --          14,519
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          2,887           2,887
year
                                                                                                            ---------
  Total comprehensive income                                                                                   17,406
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1998                              $   2,640      $  52,960      $  50,331      $  10,055       $ 115,986
                                               =========      =========      =========      =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                    Years ended December 31,
                                                                              1998            1997            1996
                                                                              ----            ----            ----
Cash flows from operating activities:
  Net income                                                               $  14,519       $  10,603       $   5,086
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                       4,881           3,948          34,711
      Capitalization of deferred policy acquisition costs                    (29,216)        (20,099)        (19,987)
      Amortization of deferred policy acquisition costs                        4,348           1,402           7,380
      Commission and expense allowances under coinsurance
        agreement with affiliate                                                  --              --          26,473
      Amortization and depreciation                                             (479)            250           1,721
      Realized (gains) losses on invested assets, net                           (696)            246               3
      Increase in accrued investment income                                     (867)         (1,589)           (725)
      (Increase) decrease in other assets                                    (25,919)         21,858         (32,539)
      Increase (decrease) in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                              139,991         228,898          (7,101)
      (Decrease) increase in other liabilities                                (3,883)         (7,488)         23,198
                                                                           ---------       ---------       ---------
          Net cash provided by operating activities                          102,679         238,029          38,220
                                                                           ---------       ---------       ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                    117,228          95,366          73,966
  Proceeds from sale of securities available-for-sale                         17,403          30,431           2,480
  Proceeds from repayments of mortgage loans on real estate                   28,180          15,199          10,975
  Proceeds from sale of real estate                                              707              --              --
  Proceeds from repayments of policy loans                                        99              67              23
  Cost of securities available-for-sale acquired                            (242,516)       (267,899)       (179,671)
  Cost of mortgage loans on real estate acquired                             (78,180)        (84,736)        (57,395)
  Cost of real estate acquired                                                    (3)            (13)             --
  Policy loans issued                                                           (216)           (155)            (55)
  Short-term investments, net                                                 16,691         (18,476)          4,352
                                                                           ---------       ---------       ---------
          Net cash used in investing activities                             (140,607)       (230,216)       (145,325)
                                                                           ---------       ---------       ---------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                  74,828           6,952         200,575
  Decrease in investment product and universal life insurance
    product account balances                                                 (42,061)        (13,898)        (89,174)
                                                                           ---------       ---------       ---------
          Net cash provided by (used in) financing activities                 32,767          (6,946)        111,401
                                                                           ---------       ---------       ---------

Net (decrease) increase in cash                                               (5,161)            867           4,296

Cash, beginning of year                                                        5,163           4,296              --
                                                                           ---------       ---------       ---------
Cash, end of year                                                          $       2       $   5,163       $   4,296
                                                                           =========       =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997 and 1996
                                ($000's omitted)

(1)      Organization and Description of Business

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (e)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.1%, 5.1% and 5.6% for the years ended December 31, 1998, 1997 and 1996, respectively.


         (f)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Statements of Cash Flows

              The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 10. As such, the Company had no cash balance as of December 31, 1995.

         (i)  Recently Issued Accounting Pronouncements

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 12.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits. SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.

         (j)  Reclassification

         Certain items in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.

(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                         Gross           Gross
                                                                        Amortized     unrealized       unrealized      Estimated
                                                                           cost          gains           losses        fair value
                                                                           ----          -----           ------        ----------
              December 31, 1998:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $  15,577      $     232       $     (11)      $  15,798
                  Obligations of states and political subdivisions            332              1              --             333
                  Debt securities issued by foreign governments             4,015             23              --           4,038
                  Corporate securities                                    602,925         15,446            (358)        618,013
                  Mortgage-backed securities                              261,225          5,605             (66)        266,764
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     884,074         21,307            (435)        904,946
                Equity securities                                          15,323          5,530              --          20,853
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 899,397      $  26,837       $    (435)      $ 925,799
                                                                        =========      =========       =========       =========

              December 31, 1997:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $   5,923      $     109       $     (27)      $   6,005
                  Obligations of states and political subdivisions            267              5              --             272
                  Debt securities issued by foreign governments             6,077             57              (1)          6,133
                  Corporate securities                                    482,478         10,964            (509)        492,933
                  Mortgage-backed securities                              285,224          6,458            (106)        291,576
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     779,969         17,593            (643)        796,919
                Equity securities                                          11,704          3,063              --          14,767
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 791,673      $  20,656       $    (643)      $ 811,686
                                                                        =========      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 Amortized     Estimated
                                                                   cost       fair value
                                                                   ----       ----------
              Fixed maturity securities available-for-sale:
                Due in one year or less                          $121,769      $122,931
                Due after one year through five years             606,626       621,349
                Due after five years through ten years            126,215       130,402
                Due after ten years                                29,464        30,264
                                                                 --------      --------
                                                                 $884,074      $904,946
                                                                 ========      ========


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                     1998          1997
                                                                     ----          ----
              Gross unrealized gains                               $ 26,402       $ 20,013
              Adjustment to deferred policy acquisition costs       (10,933)        (8,985)
              Deferred federal income tax                            (5,414)        (3,860)
                                                                   --------       --------
                                                                   $ 10,055       $  7,168
                                                                   ========       ========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Securities available-for-sale:
                Fixed maturity securities         $  3,922      $  9,177       $ (8,764)
                Equity securities                    2,467         1,663            249
                                                  --------      --------       --------
                                                  $  6,389      $ 10,840       $ (8,515)
                                                  ========      ========       ========

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $17,403, $30,431 and $2,480, respectively. During
         1998, gross gains of $509 ($825 and $181 in 1997 and 1996, respectively) and gross losses of $0 ($1,124 and none in 1997 and 1996, respectively) were realized on those sales. See note 10.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $890 (none as of December 31, 1997). No valuation allowance has been recorded for these loans as of December 31, 1998. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $178 ($386 in 1997) and interest income recognized on those loans was $15 (none in
         1997), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                       1998       1997
                                                                       ----       ----
              Allowance, beginning of year                            $ 750      $ 934
                Reductions credited to operations                        --        (53)
                Direct write-downs charged against the allowance         --       (131)
                                                                      -----      -----
              Allowance, end of year                                  $ 750      $ 750
                                                                      =====      =====

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Real estate is presented at cost less accumulated depreciation of $105 as of December 31, 1998 ($153 as of December 31, 1997). There was a valuation allowance of $229 as of December 31, 1997.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1998 and 1997.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                           1998          1997        1996
                                                           ----          ----        ----
              Gross investment income:
                Securities available-for-sale:
                  Fixed maturity securities               $56,398      $53,491      $40,552
                  Equity securities                            --          375          598
                Mortgage loans on real estate              21,124       14,862        9,991
                Real estate                                   379          318          214
                Short-term investments                      1,361          899          507
                Other                                         178           90           57
                                                          -------      -------      -------
                    Total investment income                79,440       70,035       51,919
              Less:
                Investment expenses                         1,773        1,386          874
                Net investment income ceded (note 9)       66,353       57,072           --
                                                          -------      -------      -------
                    Net investment income                 $11,314      $11,577      $51,045
                                                          =======      =======      =======

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                1998         1997        1996
                                                                ----         ----        ----
              Fixed maturity securities available-for-sale      $ 509       $(299)      $ 181
              Mortgage loans on real estate                        --          53        (184)
              Real estate and other                               187          --          --
                                                                -----       -----       -----
                                                                $ 696       $(246)      $  (3)
                                                                =====       =====       =====

         Fixed maturity securities with an amortized cost of $3,562 and $3,383 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(4)      Federal Income Tax

         The Company's current federal income tax liability was $1,522 and $806 as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1998 and 1997 are as follows:

                                                                    1998            1997
                                                                    ----            ----
              Deferred tax assets:
                Future policy benefits                             $ 16,670       $ 13,168
                Liabilities in Separate Accounts                     12,477          8,080
                Mortgage loans on real estate and real estate           263            336
                Other assets and other liabilities                       --             48
                                                                   --------       --------
                  Total gross deferred tax assets                    29,410         21,632
                                                                   --------       --------

              Deferred tax liabilities:
                Fixed maturity securities                             8,669          7,186
                Deferred policy acquisition costs                     8,103          6,159
                Equity securities                                     1,935          1,072
                Other                                                10,422          7,892
                                                                   --------       --------
                  Total gross deferred tax liabilities               29,129         22,309
                                                                   --------       --------
                                                                   $    281       $   (677)
                                                                   ========       ========

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1998, 1997 and 1996 based on its analysis of future deductible amounts.

         Federal income tax expense for the years ended December 31 was as follows:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Currently payable                   $ 10,014       $  2,458      $  9,612
              Deferred tax (benefit) expense        (2,513)         3,291        (6,905)
                                                  --------       --------      --------
                                                  $  7,501       $  5,749      $  2,707
                                                  ========       ========      ========

         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                        1998                   1997                     1996
                                                              Amount           %      Amount           %       Amount           %
                                                              ------           -      ------           -       ------           -
              Computed (expected) tax expense                $ 7,707         35.0     $ 5,723        35.0     $ 2,728         35.0
              Tax exempt interest and dividends
                 received deduction                             (223)        (1.0)         --        (0.0)       (175)        (2.3)
              Other, net                                          17          0.1          26        (0.2)        154          2.0
                                                             -------       ------     -------      ------     -------       ------
                    Total (effective rate of each year)      $ 7,501         34.1     $ 5,749        35.2     $ 2,707         34.7
                                                             =======       ======     =======      ======     =======       ======


         Total federal income tax paid was $9,298, $9,566 and $2,335 during the years ended December 31, 1998, 1997 and 1996, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Comprehensive Income

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                            1998          1997           1996
                                                                            ----          ----           ----
              Unrealized gains (losses) on securities available-
                 for-sale arising during the period:
                 Gross                                                   $  6,898       $ 10,541       $ (8,334)
                 Adjustment to deferred policy acquisition costs           (1,947)        (4,778)         6,628
                 Related federal income tax (expense) benefit              (1,733)        (2,017)           362
                                                                         --------       --------       --------
                    Net                                                     3,218          3,746         (1,344)
                                                                         --------       --------       --------

              Reclassification adjustment for net (gains) losses on
                 securities available-for-sale realized during the
              period:
                 Gross                                                       (509)           299           (181)
                 Related federal income tax expense (benefit)                 178           (105)            63
                                                                         --------       --------       --------
                    Net                                                      (331)           194            118
                                                                         --------       --------       --------
              Total Other Comprehensive Income                           $  2,887       $  3,940       $ (1,226)
                                                                         ========       ========       ========

(6)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 7.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                            1998                            1997
                                                                  -------------------------      --------------------------
                                                                  Carrying       Estimated        Carrying       Estimated
                                                                   amount        fair value        amount        fair value
                                                                   ------        ----------        ------        ----------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities                    $  904,946      $  904,946      $  796,919      $  796,919
                    Equity securities                                20,853          20,853          14,767          14,767
                  Mortgage loans on real estate, net                268,894         276,387         218,852         229,881
                  Policy loans                                          332             332             215             215
                  Short-term investments                              2,277           2,277          18,968          18,968
                Cash                                                      2               2           5,163           5,163
                Assets held in separate accounts                  1,533,690       1,533,690         891,101         891,101

              Liabilities:
                Investment contracts                              1,153,930       1,113,584         980,263         950,105
                Policy reserves on life insurance contracts           9,899          10,517           5,928           6,076
                Liabilities related to separate accounts          1,533,690       1,501,255         891,101         868,056

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(7)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $9,500 extending into 1999 were outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 33% (29% in 1997) in any geographic area and no more than 6% (3% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998 36% (37% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $235, $257 and $189, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $1,008 and $891, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $130, $94 and $78, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                           Pension Benefits           Postretirement Benefits
                                                                         1998            1997           1998             1997
                                                                         ----            ----           ----             ----
              Change in benefit obligation:
              Benefit obligation at beginning of year                $ 2,033,800     $ 1,847,800     $   237,900     $   200,700
              Service cost                                                87,600          77,300           9,800           7,000
              Interest cost                                              123,400         118,600          15,400          14,000
              Actuarial loss                                             123,200          60,000          15,600          24,400
              Plan curtailment in 1998/merger in 1997                   (107,200)          1,500              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,600)         (8,200)
                                                                     -----------     -----------     -----------     -----------
              Benefit obligation at end of year                        2,185,000       2,033,800         270,100         237,900
                                                                     -----------     -----------     -----------     -----------

              Change in plan assets:
              Fair value of plan assets at beginning of year           2,212,900       1,947,900          69,200          63,000
              Actual return on plan assets                               300,700         328,100           5,000           3,600
              Employer contribution                                      104,100           7,200          12,100          10,600
              Plan merger                                                     --           1,100              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,400)         (8,000)
                                                                     -----------     -----------     -----------     -----------
              Fair value of plan assets at end of year                 2,541,900       2,212,900          77,900          69,200
                                                                     -----------     -----------     -----------     -----------

              Funded status                                              356,900         179,100        (192,200)       (168,700)
              Unrecognized prior service cost                             31,500          34,700              --              --
              Unrecognized net (gains) losses                           (345,700)       (330,700)         16,000           1,600
              Unrecognized net (asset) obligation at transition          (11,000)         33,300           1,300           1,500
                                                                     -----------     -----------     -----------     -----------
              Prepaid (accrued) benefit cost                         $    31,700     $   (83,600)    $  (174,900)    $  (165,600)
                                                                     ===========     ===========     ===========     ===========

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                  Pension Benefits    Postretirement Benefits
                                                                   1998       1997       1998        1997
                                                                   ----       ----       ----        ----
              Weighted average discount rate                       5.50%      6.00%      6.65%       6.70%
              Rate of increase in future compensation levels       3.75%      4.25%        --          --
              Assumed health care cost trend rate:
                    Initial rate                                     --         --      15.00%      12.13%
                    Ultimate rate                                    --         --       8.00%       6.12%
                    Uniform declining period                         --         --      15 Years    12 Years


         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

                                                                        1998             1997            1996
                                                                        ----             ----            ----
              Service cost (benefits earned during the period)        $  87,600       $  77,300       $  75,500
              Interest cost on projected benefit obligation             123,400         118,600         105,500
              Expected return on plan assets                           (159,000)       (139,000)       (116,100)
              Recognized gains                                           (3,800)             --              --
              Amortization of prior service cost                          3,200           3,200           3,200
              Amortization of unrecognized transition obligation          4,200           4,200           4,100
                                                                      ---------       ---------       ---------
                                                                      $  55,600       $  64,300       $  72,200
                                                                      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

                  Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1998          1997          1996
                                                                                        ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:


                                                                                    1998           1997            1996
                                                                                    ----           ----            ----
             Service cost (benefits attributed to employee service
                during the year)                                                   $  9,800       $  7,000        $  6,500
             Interest cost on accumulated postretirement benefit obligation          15,400         14,000          13,700
             Actual return on plan assets                                            (5,000)        (3,600)         (4,300)
             Amortization of unrecognized transition obligation of affiliates           200            200             200
             Net amortization and deferral                                            1,200           (500)          1,800
                                                                                   --------       --------        --------
                                                                                    $21,600       $ 17,100        $ 17,900
                                                                                   ========       ========        ========

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:


                                                                                     1998          1997          1996
                                                                                     ----          ----          ----
             NPPBC:
               Discount rate                                                         6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                     6.00%         6.00%         6.00%
                   Uniform declining period                                          12 Years      12 Years      12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.


(9) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1998, 1997 and 1996 was $70,135, $74,820 and $71,390, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1998, 1997 and 1996 was $(3,371), $7,446 and
         $670, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $7,013.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(10)     Transactions With Affiliates

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $430, $703 and $410, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,933, $2,564 and $2,682 in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $2,750 and $4,981 as of December 31, 1998 and 1997, respectively.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the modified coinsurance agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NLIC in 1998 are included in NLIC's results of operations for 1998 and include premiums of $241,503, net investment income of $66,353 and benefits, claims and other expenses of $296,659. In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,277 and $18,968 as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying balance sheets.

(11)     Contingencies

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(12)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1998:
         Net investment income (1)              $    (1,417)      $     6,792      $      4098       $     5,531       $    11,314
         Other operating revenue                     18,209             3,182            8,386                --            29,777

                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)              16,792             9,974            8,794             5,531            41,091
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             4,660              221                --             4,881
         Amortization of deferred policy
            acquisition costs                         3,466               508              374                --             4,348
         Other benefits and expenses                  4,442             2,087            4,009                --            10,538
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            7,908             7,255            4,604                --            19,767
                                                -----------       -----------      -----------       -----------       -----------
         Operating income (loss) before
            federal income tax                        8,884             2,719            4,190             5,531            21,324

         Realized gains on investments                   --                --               --               696               696
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     8,884       $     2,719      $     4,190       $     6,227       $    22,020
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $ 1,502,829       $ 1,162,040      $    92,482       $    82,087       $ 2,839,438
                                                ===========       ===========      ===========       ===========       ===========

         1997:
         Net investment income (1)              $      (873)      $     5,927      $       166       $     6,357       $    11,577
         Other operating revenue                     10,823             1,825               16                --            12,664
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               9,950             7,752              182             6,357            24,241
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             3,856               92                --             3,948
         Amortization of deferred policy
            acquisition costs                         1,035               347               20                --             1,402
         Other benefits and expenses                  1,648               347              298                --             2,293
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            2,683             4,550              410                --             7,643
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               7,267             3,202             (228)            6,357            16,598
         Realized losses on investments                  --                --               --              (246)             (246)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     7,267       $     3,202      $      (228)      $     6,111       $    16,352
                                                ===========       ===========      ===========       ===========       ===========
         Assets as of year end                  $   925,021       $   989,116      $     2,228       $    88,933       $ 2,005,298
                                                ===========       ===========      ===========       ===========       ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1996:
         Net investment income (1)              $      (849)      $    50,197      $       149       $     1,548       $    51,045
         Other operating revenue                      5,440             1,445               16                 1             6,902
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               4,591            51,642              165             1,549            57,947
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --            34,711               --                --            34,711
         Amortization of deferred policy
            acquisition costs                         1,473             5,888               19                --             7,380
         Benefits and expenses                        2,024             5,889              147                --             8,060
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            3,497            46,488              166                --            50,151
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               1,094             5,154               (1)            1,549             7,796
         Realized losses on investments                  --                --               --                (3)               (3)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     1,094       $     5,154      $        (1)      $     1,546       $     7,793
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $   503,111       $   787,682      $     2,597       $    73,031       $ 1,366,421
                                                ===========       ===========      ===========       ===========       ===========


         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)      Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 8 to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 98 pages.


Representations and Undertakings.

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1.     Power of Attorney dated April 1, 1999.                  Attached hereto.

2.     Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,        the Nationwide VL Separate Account-A, and hereby
       adopted                                                 incorporated herein by reference.

3.     Distribution Contracts                                  Included with the Registration Statement on Form N-8B-2 for the
                                                               Nationwide VL Separate Account-A, and hereby incorporated herein by reference.

4.     Form of Security                                        Included with the Registration Statement on Form S-6 for the
                                                               Nationwide VL Separate Account-A (File No. 33-44792), and hereby incorporated herein by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form N-8B-2 for the
                                                               Nationwide VL Separate Account-A, and hereby incorporated herein by reference.

6.     Application form of Security                            Included with the Registration Statement on Form S-6 for the
                                                               Nationwide VL Separate Account-A (File No. 33-44792), and hereby incorporated herein by reference.

7.     Opinion of Counsel                                      Included with the Registration Statement on Form S-6 for the
                                                               Nationwide VL Separate Account-A (File No. 33-44792), and hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:


(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of (the "1940 Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the 1940 Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the 1940 Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.


(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


(f) Represent that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                         INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-A:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                                      KPMG LLP



Columbus, Ohio

April 29, 1999

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Nationwide Life and Annuity VL Separate Account-A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 and has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 29th day of April, 1999.


                                            NATIONWIDE VL SEPARATE ACCOUNT-A
                                                    (Registrant)

(Seal)                             NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
Attest:                                              (Sponsor)

GLENN W. SODEN                  By:                JOSEPH P. RATH
-------------------                ---------------------------------------------
Glenn W. Soden                                     Joseph P. Rath
Assistant Secretary                Vice President- Product and Market Compliance



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities indicated on the 29th day of April, 1999.


               SIGNATURE                                TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. McFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director
----------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas

                                                 By /s/ JOSEPH P. RATH
                                          --------------------------------------
                                                    Joseph P. Rath
                                                   Attorney-in-Fact